N-2 - USD ($)				12 Months Ended
		Aug. 24, 2026	Jun. 01, 2026	Mar. 31, 2026		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018	Mar. 31, 2016
Cover [Abstract]
Entity Central Index Key		0001616203
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		POMONA INVESTMENT FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A Shares	Class I Shares
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load (percentage of purchase amount)(1)	3.00%	None
Maximum Early Repurchase Fee(2)	2.00%	2.00%
(1)
Generally, the minimum initial investment by an investor in the Fund is $25,000, which minimum may be reduced for certain investors. Investors purchasing Class A Shares may be charged a sales load of up to 3.0% of the Investor’s subscription. The table assumes the maximum sales load is charged. Investments will be subject to a sales load in the amounts set forth below:

Investment Amount	Sales Load
Less than $99,999	3.0%
$100,000 – $249,999	2.0%
$250,000 – $999,999	1.5%
$1,000,000 – $4,999,999	1.0%
$5,000,000 and above	0.0%
The Distributor and/or a Selling Agent may, in its discretion, waive the sales load for certain investors. See “Purchase Terms” and “Plan of Distribution”.
Certain financial intermediaries may apply different sales load waivers, discounts and/or breakpoints. See “Appendix — Financial Intermediary-Specific Sales Load Waivers and Discounts”.
(2)
A 2% Early Repurchase Fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the one-year anniversary of the Shareholder’s purchase of Shares. Shares tendered for repurchase and subject to the Early Repurchase Fee will be treated as having been repurchased on a “first-in, first-out” basis. Any Early Repurchase Fee charged to Shareholders will be retained by the Fund and will benefit the Fund’s remaining Shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (as a percentage of net assets attributable to Shareholders)(1)
Management Fee	1.65%	1.65%
Distribution and Servicing Fee	0.55%	0.00%
Other Expenses(3)	0.59%	0.59%
Commitment Fees	0.08%	0.08%
Total Other Expenses	0.67%	0.67%
Interest Expense on Borrowings	0.00%	0.00%
Acquired Fund Fees and Expenses(4)	1.12%	1.12%
Total Annual Fund Operating Expenses	3.99%	3.44%
(3)
Includes amounts paid under an Administration Agreement between the Fund and Pomona under which the Fund pays the Administrator the quarterly Administration Fee of 0.0625% (0.25% on an annualized basis) of the Fund’s quarter-end net asset value. Includes amounts paid under a Sub-Administration Agreement between the Fund and Colmore, Inc. under which the Fund pays the Sub-Administrator a quarterly fee calculated based upon the ending net assets of the Fund, subject to a minimum annual fee, and will reimburse certain of the Sub-Administrator’s out-of-pocket expenses incurred at the Sub-Administrator’s cost. Includes amounts of certain of the Administrator’s and
Sub-Administrator’s expenses which are expected to be reimbursed by the Fund under the Administration Agreement and Sub-Administration Agreement. In addition, the payment of expenses of issuance and distribution and ongoing offering costs will immediately reduce the net asset value of each Share purchased in this offering. The Fund’s “Other Expenses” have been estimated based on the amounts incurred in the prior fiscal year to reflect amounts expected to be incurred during the current fiscal year.
(4)
Includes fees and expenses of Investment Funds in which the Fund invests. Some or all of the Investment Funds in which the Fund will invest charge carried interests, incentive fees or allocations based on the Investment Funds’ performance. The Investment Funds in which the Fund will invest generally charge a management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on the actual fees and expenses of the Investment Funds in which the Fund was invested for the period ended December 31, 2025, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses”. The amounts shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Investment Funds and transaction-related fees. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The assumed 5% annual return, which is required by the SEC, is not a prediction of, and does not represent, the projected or actual performance of the Fund.
This example is based on the estimated fees and expenses incurred by the Fund, including the Acquired Fund Fees and Expenses and the Maximum Sales Load, as set out in the table above and should not be considered a representation of future expenses.
Actual expenses may be greater or less than those shown.   Certain Shareholders may pay less in total expenses as a result of either financial intermediaries waiving or reducing the sales load. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:
	1-year	3-years	5-years	10-years
Class A Shares	$68.70	$147.29	$227.46	$435.10
Class I Shares	$34.40	$104.82	$177.45	$369.18

Purpose of Fee Table , Note [Text Block]		The following table illustrates the fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly. The Fund’s actual expenses may vary from the estimated expenses s
Basis of Transaction Fees, Note [Text Block]		percentage of purchase amount
Other Expenses, Note [Text Block]		Includes amounts paid under an Administration Agreement between the Fund and Pomona under which the Fund pays the Administrator the quarterly Administration Fee of 0.0625% (0.25% on an annualized basis) of the Fund’s quarter-end net asset value. Includes amounts paid under a Sub-Administration Agreement between the Fund and Colmore, Inc. under which the Fund pays the Sub-Administrator a quarterly fee calculated based upon the ending net assets of the Fund, subject to a minimum annual fee, and will reimburse certain of the Sub-Administrator’s out-of-pocket expenses incurred at the Sub-Administrator’s cost. Includes amounts of certain of the Administrator’s andSub-Administrator’s expenses which are expected to be reimbursed by the Fund under the Administration Agreement and Sub-Administration Agreement. In addition, the payment of expenses of issuance and distribution and ongoing offering costs will immediately reduce the net asset value of each Share purchased in this offering. The Fund’s “Other Expenses” have been estimated based on the amounts incurred in the prior fiscal year to reflect amounts expected to be incurred during the current fiscal year.
Acquired Fund Incentive Allocation, Note [Text Block]		The Investment Funds in which the Fund will invest generally charge a management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation.
Incentive Allocation [Percent]		20.00%
Incentive Allocation Minimum [Percent]		1.00%
Incentive Allocation Maximum [Percent]		2.00%
Acquired Fund Total Annual Expenses, Note [Text Block]		The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Class and Year Ended	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Per $1,000 of Indebtedness(2)	Involuntary Liquidating Preference Per Unit(3)	Average Market Value Per Unit(4)
Credit Facility (Barclays)
March 31, 2026	$—	—	—	N/A
March 31, 2025	—	—	—	N/A
March 31, 2024	93,225,600	17,418	—	N/A
March 31, 2023	77,576,100	13,079	—	N/A
March 31, 2022	47,990,882	12,376	—	N/A
March 31, 2021	11,971,740	28,504	—	N/A
March 31, 2020	—	N/A	—	N/A
March 31, 2019	—	N/A	—	N/A

(1)
Total amount of each class of senior securities outstanding at principal value at the end of the year presented.

(2)
The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness.

(3)
The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.

(4)
Not applicable to senior securities outstanding as of year end.

Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about the Fund’s senior securities as of the dates indicated below is shown in the following table. The information for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022 was included in the Fund’s audited financial statements, which have been audited by Ernst & Young LLP, an independent registered public accounting firm. The information for the fiscal year ended March 31, 2021 and earlier have been derived from the Fund’s audited financial statements for those periods, which were audited by another independent registered public accounting firm.
Class and Year Ended	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Per $1,000 of Indebtedness(2)	Involuntary Liquidating Preference Per Unit(3)	Average Market Value Per Unit(4)
Credit Facility (Barclays)
March 31, 2026	$—	—	—	N/A
March 31, 2025	—	—	—	N/A
March 31, 2024	93,225,600	17,418	—	N/A
March 31, 2023	77,576,100	13,079	—	N/A
March 31, 2022	47,990,882	12,376	—	N/A
March 31, 2021	11,971,740	28,504	—	N/A
March 31, 2020	—	N/A	—	N/A
March 31, 2019	—	N/A	—	N/A

(1)
Total amount of each class of senior securities outstanding at principal value at the end of the year presented.

(2)
The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness.

(3)
The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.

(4)
Not applicable to senior securities outstanding as of year end.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT PROGRAM
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees without a vote of the Shareholders.
Investment Program
The Fund seeks long-term capital appreciation by investing primarily in private equity investments. The Fund invests principally in secondary investments in Investment Funds and, to a lesser degree, in primary investments in Investment Funds. The Fund may also invest in direct investments in operating companies. Under normal market conditions, at least 80% of its assets, plus any borrowings for investment purposes, are committed to these types of private equity investments. To the extent that the Fund makes direct investments in operating companies, such investments are expected to be principally in privately-held operating companies, although the Fund may make direct investments in publicly-held operating companies from time to time.
By focusing a substantial portion of the Fund’s investment program on secondary interests and early secondary investments, the Fund will seek to mitigate the impact of “J-curve” performance on the Fund’s returns, which typically impacts primary investments more so than secondary investments, potentially increasing interim returns and cash flow. Secondary investments and, to a lesser extent, early secondary investments may also mitigate return volatility by increasing the breadth of investments in the Fund’s portfolio, with corresponding broad-based exposure to existing, rather than blind pool, investments.
In pursuing the Fund’s investment objective, the Adviser will seek to invest in Investment Funds and direct investments representing a broad spectrum of types of private equity opportunities (e.g., buyout, growth capital, special situations, credit, venture capital, private infrastructure, real estate, real assets and/or other private assets) and vintage years (i.e., the year in which an Investment Fund begins investing). The Fund’s investment program is intended to achieve broader investment exposure and more efficient capital deployment than most eligible investors could achieve by making a limited number of primary investments in Investment Funds alone. The Fund will seek to avoid concentration in any particular industry sector.
The Fund seeks to provide access to investments that are generally unavailable to the investing public due to investor suitability restrictions, resource and operational requirements, and higher investment minimums. Accordingly, the Fund has been structured with the intent of providing exposure and streamlining access to private equity investing. Through the Fund, eligible investors can gain exposure to the potential rewards of private equity investments through a registered fund that is structured to facilitate investing in this asset class without being required to, for example, manage the funding of capital calls on short notice, meet large minimum commitment amounts, or receive complex tax reporting on IRS Form 1065, Schedule K-1s.
Through the Fund, investors will have access to private equity investments, including secondary and primary investments in Investment Funds that may otherwise restrict the number and type of persons whose money will be accepted for investment. These Investment Funds will generally be unaffiliated with, and not related to, the Fund or the Adviser. Investing in the Fund also permits Shareholders to invest in Investment Funds without being subject to the high minimum investment requirements imposed on investors in such Investment Funds, which the Adviser believes typically range between $5 million and $20 million. In addition, because the Fund intends to qualify each taxable year as a RIC under Subchapter M of the Code, it is expected to have certain attributes that are not generally found in traditional unregistered private equity fund of funds. These include providing simpler tax reports to Shareholders on IRS Form 1099 and the avoidance of unrelated business taxable income for benefit plan investors and other investors that are exempt from payments of U.S. federal income tax.
To maintain liquidity and to meet Investment Fund capital calls, the Fund may invest in short- and medium-term fixed income securities and may hold cash and cash equivalents. The Fund may also invest in Index-Related Investments, which seek to replicate the returns of a theoretical investment in a diversified portfolio of private equity investments. Specifically, Index-Related Investments seek to replicate the performance of a diversified portfolio of private equity investments by investing in a portfolio of publicly traded assets, which may include equities, options, ETFs and futures. The Fund may use derivative instruments, primarily equity options, for hedging purposes in connection with its investments in one or more Index-Related Investments.
In addition to the foregoing, the Fund may utilize a revolving credit facility to satisfy repurchase requests from Shareholders, to meet capital calls, and to otherwise provide the Fund with temporary liquidity. Finally, the Fund may, to a lesser extent, invest in ETFs designed to track equity indices and Listed Private Equity.
Private Equity Strategies
Private equity is an asset class typically consisting of equity securities and debt in operating companies that are not publicly traded on a stock exchange. Private equity consists of investors and funds that typically make investments directly into private companies or conduct buyouts of public companies that typically result in a delisting of public equity. Investment Funds are typically structured as 10-year partnerships, where capital is called and investments are made in years 1 – 4 and sold in years 5 – 10. For example, general buyout funds seek to acquire private and public companies, as well as divisions of larger companies, and reposition them for sale at a multiple of invested equity by unlocking value and enhancing opportunities through financial, managerial, and/or operational improvements.
Types of private equity investments that the Fund may make include:
Secondary Investments.   Secondary investments, or “secondaries,” refer to investments in existing Investment Funds that are typically acquired in privately negotiated transactions. The private equity secondary market refers to the buying and selling of pre-existing investor commitments to private equity and other alternative investment funds. A seller of a private equity investment sells not only the investments in the fund, but also its remaining unfunded commitments to the fund. When purchasing a secondary, the buyer will agree to purchase an investor’s existing limited partnership position in an Investment Fund, typically at a discount to net asset value, and take on existing obligations to fund future capital calls. Secondary transactions are typically purchases of Investment Funds that are three to seven years old, with existing portfolio companies. These types of private equity investments are viewed as more mature investments than primaries and, as a result, the investment returns from these investments may not exhibit, or may exhibit to a lesser degree, the delayed cash flow and return “J-curve” performance that is normally associated with primary investments. In addition, secondaries typically have a shorter duration than primary investments, due to the potential for earlier realizations and cash flows from the underlying investments. In contrast, primary investments typically have a longer-term duration, resulting in fewer near-term cash flows than secondaries, but with the potential for higher returns due to the potential for additional growth in underlying investments.
Due to the illiquidity of the market for interests in Investment Funds, an investor can sometimes purchase a secondary investment at a discount to an Investment Fund’s net asset value. In making secondary investments, the Adviser normally seeks to invest in Investment Funds with: (i) expected near-to-medium term cash flows; (ii) operationally and financially focused Investment Managers; and (iii) a risk profile characterized by limited downside returns with a low risk of loss of capital. However, there can be no assurance that any or all secondary investments made by the Fund will be able to sustain these characteristics or exhibit this pattern of investment returns and risk and the realization of later gains is dependent upon the performance of each Investment Fund’s portfolio companies. The Fund’s carrying value of a secondary investment in an Investment Fund may not accurately reflect the amount the Fund could realize upon disposition of the asset and is not expected to reflect the Fund’s cost to purchase the asset if it is acquired at a discount to the net asset value reported by the Investment Fund or its Investment Manager.
A significant portion of the Fund’s assets are committed to secondaries, as described below under “Asset Allocation”.
Early Secondary Investments.   Early secondary investments, or early secondaries, refer to a capital commitment to a closed-end private equity fund that (i) already committed more than 25% of its available capital as of the Fund’s commitment date, (ii) has been open to investors for more than one year, or (iii) receives documented approval from the Adviser’s Investment Committee supporting the position that such investment otherwise meets the overall characteristics of an “early secondary” despite not meeting the thresholds in (i) or (ii). As early secondaries are made later in an Investment Fund’s lifecycle than typical primaries, like secondaries, these investments may receive earlier distributions and the investment returns from these investments may exhibit to a lesser degree the delayed cash flow and return “J-curve” performance associated with primary investments, while also having, to a lesser extent, the potential for higher returns associated with primaries. In addition, early secondaries may be utilized to gain exposure to Investment Funds and strategies that would otherwise not be available for a primary investment and may enable the Fund to deploy capital more readily with less blind pool risk than investments in typical primaries.
Primary Investments.   Primary investments, or “primaries,” refer to investments in newly established private equity funds, typically sponsored by Investment Managers with an established investment track record. Primary investments are made during a private equity fund’s initial fundraising period in the form of capital commitments, which are then called down by the fund and utilized to finance its investments during a predefined period.
The Adviser believes that most private equity fund sponsors raise new funds only every four to six years, and funds managed by top-tier private equity firms may be closed to new investors or otherwise not available for primary investments at any given time. Because of the limited windows of opportunity for making primary investments in particular funds, strong relationships with leading fund sponsors are important for accessing Investment Funds sponsored by top performing private equity firms that may have demand beyond the Investment Fund’s capacity. There can be no assurances that the Fund will be able to access Investment Funds sponsored by top performing private equity firms.
Primary investments typically exhibit “J-curve” performance, such that the private equity fund’s net asset value typically declines or flattens moderately during the early years of the fund’s life as investment-related fees and expenses are incurred before investment gains have been realized. As the private equity fund matures and as portfolio companies are sold, the Adviser believes that the pattern typically reverses with increasing net asset value and distributions. There can be no assurance, however, that any or all primary investments made by the Fund will exhibit this pattern of investment returns. The realization of later gains is dependent on the performance and disposition of the Investment Fund’s portfolio companies. The Adviser believes that primary investments are usually 10 years in duration, while underlying investments in portfolio companies generally have a three to seven year duration, if not longer.
Although the Fund does not currently commit a significant portion of its assets to primaries, in the future the Adviser may commit a range of 0% to 40% of the Fund’s assets to primaries, measured at the time of a new investment.
Direct Investments.   Direct investments refer to a direct investment in an operating company by the Fund, as opposed to an investment in an Investment Fund that, in turn, invests in operating companies. The Fund may make a direct investment in an operating company on its own, or as a co-investor alongside other investors, often one or more Investment Funds. Direct investments alongside other investors, referred to as “Co-Investment Opportunities,” are sometimes structured so that the lead and co-investors collectively hold a controlling interest in the operating company. In some circumstances, the Fund may lead investments in Co-Investment Opportunities. In direct investments, unlike investments in Investment Funds, the Fund would likely not bear an additional layer of fees for the intermediary Investment Fund, although the Fund may still bear transactional expenses. Direct investments will normally take the form of investment in the equity securities of an operating company, which could be voting or non-voting and which would usually be privately placed, but a direct investment could also take the form of debt securities, convertible securities, or preferred shares, or a combination.
Although the Fund does not currently commit a significant portion of its assets to direct investments, in the future the Adviser may commit a range of 0% to 20% of the Fund’s assets to direct investments, measured at the time of a new investment.
Investment Opportunities.   In pursuing the Fund’s investment objective, the Adviser will seek to invest in Investment Funds and direct investments representing a broad spectrum of types of private equity investment opportunities, including buyout, growth capital, special situations, credit, venture capital, private infrastructure, real estate, real assets and/or other private assets.
Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on companies of any size of capitalization, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. Buyout transactions frequently use debt financing, or leverage, particularly in large capitalization transactions.
Growth capital typically involves minority investments in established companies with strong growth characteristics and typically does not utilize much, if any, leverage. Companies that receive growth capital investments typically are profitable businesses that need capital for organic (i.e., internally generated and non-acquisitive) and acquisition growth strategies and shareholder liquidity.
A special situations investment may include a loan to a borrower, together with equity in the form of warrants, common stock, preferred stock or some other form of equity investment. In addition, special situations investments may include other forms of investment not described herein, such as distressed debt and turnaround investments. The special situations Investment Funds to which the Adviser may allocate the Fund’s assets may result in exposure to low grade or unrated debt securities (i.e., “high yield” bonds, which are also known as “junk” bonds).
Credit investments may include investments in senior secured bank loans through structured vehicles and other investment products, as well as debt investments that provide a middle level of financing below the senior debt level and above the equity level, also referred to as “mezzanine” debt. The riskiest portion is the equity level, which bears the greatest risk of loss from defaults on the bonds or loans and serves to protect to some degree the other, more senior levels from default. Despite the protection from the equity level, the various levels can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting levels, market anticipation of defaults, as well as aversion to such securities as a class. Investment Funds engaged in making credit investments may invest across the capital structure of structured vehicles and other investment products.
Venture capital investments generally focus on emerging companies, often in the technology and healthcare industries. Venture capital funds typically finance companies along the full path of development or focus on certain sub-stages (usually classified as seed, early and late stage) in partnership with other investors.
Private infrastructure may include companies and Investment Funds that focus on utilities infrastructure (e.g., conventional and renewable power and transmission, electricity, gas and water networks) and/or transportation infrastructure (e.g., airports, ports, railways and roads).
Real estate investments may include single-property real estate opportunities in the United States and abroad and operating companies with significant real estate portfolios.
Investments in real assets may provide exposure to real estate, commodities, natural resources (such as agriculture and timber), infrastructure and precious metals. Other private asset investments may include opportunities in other assets.
The Adviser may invest the Fund’s assets in Investment Funds that engage in investment strategies other than those described in this Prospectus, and may sell the Fund’s portfolio holdings at any time.

Geographic Regions.   Investment Funds and direct investments may be domiciled in the United States or outside the United States, though the Fund will principally invest in U.S.-domiciled investments. The Adviser does not normally expect to make investments in emerging market countries.
Asset Allocation
The Fund’s anticipated asset allocation is set forth below. The percentages shown below are guidelines, and the Fund’s actual allocation in investments may vary from the designated ranges at any time:
Investment Type	Target Range
Secondary Investments (including early secondary investments)	50 – 100%
Primary Investments	0 – 40%
Direct Investments	0 – 20%
Investment Opportunities
Buyout	50 – 80%
Growth Capital and Venture Capital	0 – 20%
Mezzanine and Other Credit	0 – 20%
Other	0 – 20%
Geographic Regions
North America	60 – 100%
Europe	0 – 25%
Rest of the World	0 – 15%
The Fund may not be able to attain the ranges in these guidelines. There can be no assurance that the desired investment strategies will be available, or that potential investments will be consistent with the Fund’s investment objective, will satisfy the Adviser’s due diligence considerations or will be selected for the Fund.
Over time, the allocation ranges and commitment strategy may be adjusted based on the Adviser’s analysis of the private equity market, macro-economic factors, the Fund’s existing portfolio at the relevant time and other pertinent factors. The Fund would not need to adjust its allocations if the percentages of investments change and do not fall within the allocation ranges by virtue of changes in value of the Fund’s assets.
More on Investment Strategies
The principal elements of the Adviser’s investment strategy include: (i) allocating the assets of the Fund across Investment Funds, direct investments and other assets; (ii) seeking to secure access to compelling investment opportunities that the Adviser believes offer attractive value; (iii) seeking to manage the Fund’s level of investment and liquidity using the Adviser’s significant experience in managing private equity capital commitments; and (iv) seeking to manage risk through ongoing monitoring of the Fund’s portfolio.
Security Selection.   In selecting secondaries and early secondaries for the Fund, the Adviser seeks to purchase assets that the Adviser believes are quality assets and are priced at a discount to the asset’s intrinsic value, where downside and principal risk is limited, and the range of investment outcomes can be measured and assessed. In selecting primaries, the Adviser will seek to invest with Investment Managers that the Adviser believes have a proven track record and an investment strategy that seeks to create value for their investors. In assessing direct investments, the Adviser will seek to invest in opportunities that it believes have an attractive risk-reward profile, taking into account management, industry, strategy, capital structure, potential partners and other factors.
Commitment Strategy.   Investors in private equity funds generally make a commitment to provide a specified level of capital to a private equity fund upon demand by such private equity fund’s Investment Manager. Commitments to private equity funds generally are not immediately invested. Instead, committed amounts are drawn down by private equity funds and invested over time, as underlying investments or portfolio companies are identified. As a result, a significant investment position in an Investment Fund, particularly a primary investment, may require an appropriate commitment strategy.
The Adviser will seek to address this challenge by balancing liquidity with maintaining a level of investment that is as high as practicable. A significant portion of the Fund’s assets are committed to secondary investments and early secondaries, and, to a lesser extent, to primary investments. The Fund may also make direct investments in operating companies. Typically, secondary investments will have a lesser obligation to fund future capital calls than primary investments. The Fund may commit to invest in Investment Funds — both secondaries and primaries — in an aggregate amount that exceeds the Fund’s then-current assets (i.e., to “over-commit”) to maintain an appropriate level of investment.
The commitment strategy may also take other anticipated cash flows into account, such as those relating to new subscriptions, the tender of Shares by Shareholders and any distributions made to Shareholders. To forecast portfolio cash flows, the Adviser may analyze historical data, actual portfolio observations, insights and valuations from the Investment Managers and forecasts by the Adviser.
Risk Management.   The Adviser believes that due to the long-term nature of the Fund’s investments, ongoing risk management is important to the health of private equity investments. The Adviser will seek to establish a portfolio with exposure to assets that differ by geography, vintage years, investment opportunity, sector, industry and stage of development. The Adviser will use a range of techniques to reduce the risk associated with private equity investing. These include seeking to maintain close contact with Investment Managers of Investment Funds, and seeking to track commitments, capital calls, distributions, valuations and other pertinent details of Investment Funds.
Other risk management techniques may include, without limitation:
•
Diversifying commitments across Investment Funds at different stages of fund lifecycles through the use of early secondaries and secondaries;

•
Actively managing cash and liquidity;

•
Monitoring cash flows to avoid cash drag and maintain maximum appropriate levels of commitment; and

•
Monitoring available credit lines for the Fund to provide liquidity to satisfy repurchase requests, consistent with the limitations and requirements of the 1940 Act.

To enhance the Fund’s liquidity, particularly in times of possible net outflows through the tender of Shares by Shareholders, or in managing the Fund’s assets, the Adviser may from time to time determine to sell certain of the Fund’s assets.
Investment Selection
A major component of the Adviser’s investment process and selection is its approach to generating what the Adviser believes to be attractive investment opportunities. In its management of private funds, the Adviser has maintained consistently robust deal flow as a result of its global relationships, reputation and research. The Adviser uses a proprietary integrated top-down and bottom-up sourcing program, as well as long-standing relationships from its experience investing in secondaries, to maintain its continuous and methodical global outreach. The Adviser will target differentiated secondary opportunities in core areas and industries with the assistance of its proprietary database of market intelligence. The Adviser is also an active primary investor and has broad-reaching relationships with hundreds of Investment Managers, which may provide the Fund with access to valuable and proprietary insights and information to support the analysis and evaluation of investment opportunities.
The Adviser typically chooses price discipline over investment volume, and will leverage its expertise in valuation metrics, industry trends and knowledge of specific target portfolio companies to perform comprehensive valuation of Investment Funds. The Adviser assesses both a top-down manager evaluation and a bottom-up company-by-company valuation to determine the appropriate price for a secondary investment. The Adviser considers industry, geography, investment stage, vintage and fund manager in selecting assets for the Fund’s portfolio.

Due Diligence
The Adviser and its investment management team may use a range of resources to identify and source the availability of Investment Funds. The Adviser will seek to perform analysis on the underlying assets in prospective Investment Funds. This may include analysis of debt and equity structures, balance sheet strength and fundamentals, cash flow dynamics, operations and management teams. In addition, the Adviser has assembled a proprietary database of information on a large number of leading private equity funds and their underlying portfolios. The Adviser believes that its broad network of relationships throughout the private equity industry will assist portfolio managers in evaluating potential investments. Over the past five calendar years (2021 – 2025), the Adviser has analyzed on average $140 billion in secondary interests per year.
After making an investment in an Investment Fund, the Adviser will seek to track operating information about the Investment Fund and its portfolio companies. The Adviser will seek to communicate with Investment Managers, conduct onsite visits where feasible, review audited and unaudited reports, monitor turnover in senior management and monitor changes in policies. In conjunction with the due diligence process, an investment’s tax treatment and terms and conditions may be considered.
The Adviser has a global platform with offices in New York City, London and Hong Kong, which provides the Adviser with industry and market intelligence, and industry-specific valuation expertise.
In committing the Fund’s assets, the Adviser will attempt to benefit from the performance of various Investment Funds, and assess the potential benefits and risks of access to new and existing Investment Funds. Generally, the Adviser will seek to invest no more than 10% of the Fund’s assets, measured at the time of investment, in any one Investment Fund, although the Adviser may exceed this amount where it believes appropriate.
Leverage
The Fund may borrow money in connection with its investment activities (i.e., utilize leverage). The Fund may borrow money through a credit facility or other arrangements for investment purposes, to satisfy repurchase requests, and to provide the Fund with liquidity. For borrowing through indebtedness, the 1940 Act requires a registered investment company to satisfy the Asset Coverage Requirement of 300% of its indebtedness, including amounts borrowed. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness.
Investment Funds may also utilize leverage in their investment activities. In general, the use of leverage by Investment Funds or the Fund may increase the volatility of the Investment Funds or the Fund. See “Types of Investments and Related Risks — Leverage Utilized by the Fund”.
Subsidiary
In connection with the Fund’s revolving credit agreement, Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly-owned subsidiary of the Fund (the “Subsidiary”). All or a portion of the private equity investments held by the Subsidiary are indirectly pledged as collateral in connection with the Fund’s revolving credit agreement.

Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISKS
The value of the Fund’s total net assets is expected to fluctuate in response to fluctuations in the value of the Investment Funds, direct investments and other assets in which the Fund invests. Discussed below are the investments generally made by Investment Funds and the principal risks that the Adviser and the Fund believe are associated with those investments and with direct investments in operating companies. These risks will, in turn, have an effect on the Fund. In response to adverse market, economic or political conditions, the Fund may invest in investment grade fixed income securities, money market instruments and affiliated or unaffiliated money market funds or may hold cash or cash equivalents for liquidity or defensive purposes, pending investment in longer-term opportunities. In addition, the Fund may also make these types of investments pending the investment of assets in Investment Funds and Co-Investment Opportunities or to maintain the liquidity necessary to effect repurchases of Shares. When the Fund takes a defensive position or otherwise makes these types of investments, it may not achieve its investment objective.
Investment Risk.   An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends upon the Adviser’s selection of Investment Funds and direct investments in operating companies, the allocation of offering proceeds thereto, and the performance of the Investment Funds, direct investments and other assets. The Investment Funds’ investment activities and investments in operating companies involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in inflation, interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, manmade disasters, uninsurable losses, actual or threatened war or armed conflicts, terrorism, the imposition of economic sanctions or tariffs, earthquakes, hurricanes or floods and infectious disease epidemics/pandemics (such as COVID-19) and other factors which are beyond the control of the Fund or the Investment Funds. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy and the investments of the Fund and the Investment Funds. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the investments of the Fund and the Investment Funds. Unexpected volatility or lack of liquidity could impair the Fund’s performance and result in its suffering losses.
Closed-End Fund; Liquidity Risks.   The Fund is a closed-end management investment company designed principally for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value.
General Private Equity Risks.   “Private equity” typically refers to investments that are made through privately negotiated transactions using private capital. Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also make direct investments in the securities of an operating company alongside an Investment Fund in a Co-Investment Opportunity or on its own. Private equity funds that focus on buyouts have generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of such private equity funds to obtain the required financing or reducing their expected rate of return. The success of each Investment Fund (and, as a result, the success of the Fund) is subject to those risks that are inherent in private equity investments. These risks are generally related to: (i) the ability of each of Investment Fund to select and manage successful investment opportunities; (ii) the quality of the management of each company in which an Investment Fund invests; (iii) the ability of an Investment Fund to liquidate its investments; and (iv) general economic conditions. Securities of private equity funds, as well as the portfolio companies these funds invest in, tend to be more illiquid, and highly speculative.
General Risks of Secondary Investments.   There is no established market for secondaries and the Adviser does not currently expect a liquid market to develop. Moreover, the market for secondaries has been evolving and is likely to continue to evolve. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number and attractiveness of investment opportunities available to the Fund and adversely affecting the terms upon which investments can be made. Accordingly, there can be no assurance that the Fund will be able to identify sufficient investment opportunities or that it will be able to acquire sufficient secondaries on attractive terms.
When the Fund acquires an Investment Fund interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, when the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.
In some instances, the Fund may have the opportunity to acquire a portfolio of interests from a seller on an “all or nothing” basis. Certain of the interests in the portfolio may be less attractive than others, and certain of the sponsors of such interests may be more familiar to the Fund than others, or may be more experienced or highly regarded than others. In certain instances, the purchase of an interest in a new fund may be less attractive than a secondary market purchase of an existing limited partner interest. In such cases, it may not be possible for the Fund to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive.
The overall performance of the Fund’s secondaries will depend in part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondaries may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires an Investment Fund interest as a secondary investment, in the Adviser’s experience, the Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondaries are typically greater than those relating to primary investments.
The Fund may acquire secondaries as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk; (ii) reputation risk; (iii) breach of confidentiality by a syndicate member; and (iv) execution risk.
Nature of Portfolio Companies.   The Fund may acquire direct investments in portfolio companies or purchase secondaries or primaries that invest in portfolio companies that involve a high degree of business or financial risk. Such portfolio companies may be startups in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies. Portfolio companies may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition. Portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities and a larger number of qualified managerial and technical personnel.

Co-Investment Risk.   When the Fund invests alongside other investors in Co-Investment Opportunities, the realization of portfolio company investments made as co-investments may take longer than would the realization of investments under the sole control of the Adviser or the Fund because co-investors may require an exit procedure requiring notification of the other co-investors and possibly giving the other co-investors a right of first refusal or a right to initiate a buy-sell procedure (i.e., one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non-initiating party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).
Co-Investment Opportunities may involve risks in connection with such third-party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment or that the Fund may in certain circumstances be held liable for the actions of such third-party co-investor. Third-party co-investors may also have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take or block action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the Co-Investment Opportunities, including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund.
When the Fund makes direct investments in operating companies that are Co-Investment Opportunities alongside Investment Managers, the Fund will be highly dependent upon the capabilities of the Investment Managers alongside which the investment is made. The Fund may indirectly make binding commitments to Co-Investment Opportunities without an ability to participate in the management and control of, and with no or limited ability to transfer its interests in, the pertinent operating company. In some cases, the Fund will be obligated to fund its entire direct investment in a Co-Investment Opportunity up front, and in other cases the Fund will make commitments to fund investments from time to time as called by the Investment Manager of another Investment Fund in a Co-Investment Opportunity. Generally, neither the Adviser nor the Fund will have control over the timing of capital calls or distributions received from such Co-Investment Opportunities, or over investment decisions made in such Co-Investment Opportunities.
When the Fund participates in a Co-Investment Opportunity, the Fund generally will not have control over the underlying portfolio company, and will not be able to direct the policies or management decisions of such portfolio company. Thus, the returns to the Fund from any such investments will be more dependent upon the performance of the particular portfolio company and its management in that the Adviser, on behalf of the Fund, will not be able to direct the policies or management decisions of such portfolio company.
Leverage Utilized by the Fund.   The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. The Fund may borrow money through a credit facility or other arrangements for investment purposes, to satisfy repurchase requests and to provide the Fund with temporary liquidity. See “Investment Program — Leverage”.
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an Investment Fund purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.
The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its borrowing through indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The Asset Coverage Requirement also requires a closed-end registered investment company to satisfy an asset coverage requirement of 200% for the issuance of preferred stock. The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.
Leverage Utilized by Investment Funds.   Investment Funds may also utilize leverage in their investment activities. Borrowings by Investment Funds are not subject to the limitations on borrowings in the 1940 Act. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds held by the Fund. Generally, the use of leverage by Investment Funds may increase the volatility of the Investment Funds. An Investment Fund’s leverage or expected leverage is a factor that may be considered by the Adviser in its security selection process.
Investments in Non-Voting Stock; Inability to Vote.   To avoid potential regulatory consequences, the Fund may need to hold its interest in an Investment Fund or in a direct investment in an operating company in non-voting form or limit its voting rights to a certain percentage of its investment. This limitation on owning voting interests is intended to ensure that an Investment Fund is not deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may, among other things, potentially impose limits on transactions with the Investment Fund or operating company, both by the Fund and other funds managed by the Adviser. There are, however, other statutory tests of affiliation (such as on the basis of control), and an Investment Fund may be deemed an “affiliated person” of the Fund notwithstanding these limitations. If this were the case, transactions between the Fund and the Investment Fund could potentially be subject to the prohibitions of the 1940 Act if an exemption or exception were not available.
To limit its voting interests in certain Investment Funds or an operating company, the Fund may, at the time of investment: (i) elect to invest in a class of an Investment Fund’s or operating company’s non-voting securities (if such a class is available); or (ii) enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Investment Fund or operating company or those voting rights that would exceed the 4.9% limitation. The Fund would not receive any consideration in return for entering into a voting waiver arrangement. Other funds or accounts managed by the Adviser may waive their voting rights in a particular Investment Fund. To the extent that other funds or accounts managed by the Adviser do not waive their voting rights in a particular Investment Fund or operating company, the voting power of the other funds or accounts managed by the Adviser will increase as a result of the Fund waiving its voting rights in the Investment Fund. Subject to the oversight of the Board, determinations of whether the Fund will waive its voting rights will be made by the Adviser as part of the investment process. These voting waiver arrangements may permit the Fund to own more than a 4.9% economic interest in certain Investment Funds.
To the extent that the Fund (i) holds non-voting interests, or (ii) contractually foregoes the right to vote its interests in an Investment Fund or operating company, the Fund will not be able to vote on matters that require the approval of the interest holders of the Investment Fund or operating company, including matters that may be adverse to the Fund’s interests. This restriction could diminish the influence of the Fund and Adviser in an Investment Fund or operating company, as compared to other investors in the Investment Fund or operating company, and could adversely affect the Fund’s investment in the Investment Fund or operating company, which could result in unpredictable and potentially adverse effects on the Fund. However, as a general matter, an Investment Fund generally provides its interest holders with an ability to vote only under limited circumstances, if at all. The Fund’s practices regarding investment in non-voting securities of an Investment Fund or waivers of its voting rights are, therefore, not expected to adversely affect the Fund’s operations or its rights as an investor in an Investment Fund.
Valuation of the Fund’s Interests in Investment Funds.   A large percentage of the securities in which the Investment Funds invest will not have a readily available market quotation and will be fair valued by the Adviser, in its capacity as the Fund’s Valuation Designee. In this regard, in the process of valuing an Investment Fund, the Investment Manager of such Investment Fund may face elements of judgment and may also face a conflict of interest in valuing the securities, as the valuation may affect the Investment Manager’s compensation and/or its ability to raise additional funds. The valuation of the Investment Funds reflects a combination of capital statements received directly from Investment Managers, actual cash flows from the Investment Funds, market adjustment factors to reflect activity in related securities in the public markets, and idiosyncratic events. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Fund, regarding the accuracy of the valuations provided by the Investment Funds, that the Investment Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Fund’s valuation of the securities may fail to match the amount that could be realized with respect to the disposition of such securities on any Valuation Date. In addition, the valuation methodology of any Investment Fund relies on the subjective judgment of its Investment Manager.
Similarly, an operating company held by the Fund that does not have outstanding securities that are publicly held will not have a readily available market quotation, and will be required to be fair valued by the Adviser. In this regard, the Adviser will need to use valuation techniques under the supervision of the Fund’s Board of Trustees that may not rely on transparent inputs, and the Adviser will face elements of judgment as well as a conflict of interest in valuing the securities, as the valuation may affect the Investment Manager’s compensation and the Fund’s performance. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by the Adviser, the accuracy of the valuation for the operating company. As a result, the Fund’s value of the securities of an operating company may fail to match the amount that could be realized with respect to the disposition of such securities on any Valuation Date.
An Investment Fund’s valuation or even the valuation of an operating company held by the Fund could also be inaccurate due to fraudulent activity, mistake, or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.
Valuations Subject to Adjustment.   The valuations reported by the Investment Funds or deduced for operating companies (and for Investment Funds for months that do not coincide with the Fund’s quarter-end), based upon which the Fund determines its monthly net asset value, may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by the Investment Funds’ independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of an Investment Fund or an operating company, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. In addition, to the extent that such subsequently adjusted valuations adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.
Illiquidity of Investment Fund Interests.   There is no regular market for interests in Investment Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the Investment Manager of the applicable Investment Fund and could occur at a discount to the stated net asset value. If the Adviser determines to cause the Fund to sell its interest in an Investment Fund, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a quick sale.
Repurchase Risks.   The Fund has no obligation to repurchase Shares at any time, and any such repurchases will only be made at such times, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. While it is expected that the Adviser will normally recommend to the Board, subject to the Board’s discretion, that the Fund conduct repurchases as of the end of each calendar quarter, the Adviser may not recommend a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. In addition, the Fund may at any time cease conducting repurchases, even after it has started making repurchase offers, which could leave Shareholders without a source of liquidity for their Shares for an extended period of time.

With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by the Notice Date specified in the notice describing the terms of the repurchase offer. The Notice Date generally will be approximately 100 days before the Quarter-End Valuation Date. Tenders will be revocable upon written notice to the Fund prior to the Quarter-End Valuation Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s net asset value as of the Quarter-End Valuation Date is able to be determined, which determination is expected to be able to be made only late in the second month following that of the Quarter-End Valuation Date. Moreover, because the Notice Date will be substantially in advance of the Quarter-End Valuation Date, Shareholders who tender Shares of the Fund for repurchase will receive their repurchase proceeds well after the Notice Date. The Fund may not be suitable as the sole investment for investors who require minimum annual distributions from a retirement account through which they hold Shares. In addition, although the Fund does not normally expect to sell its interests in Investment Funds to satisfy repurchase offers, in the event the Fund needs to sell its interests, the Fund’s investments in Investment Funds are subject to lengthy lock-up periods where the Fund will not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to net asset value and which may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions and the Fund may require and be unable to obtain the Investment Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Investment Funds in a timely manner. See “Repurchases and Transfers of Shares”.
Repurchase requests to repurchase Shares in a concentrated period of time could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund such repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. In addition, should the Fund need to sell its interests in Investment Funds to satisfy repurchase offers during periods of market turmoil or increased illiquidity, the Fund may not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to net asset value and which may not be available at any given time.
To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgment as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund receives requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.
Expedited Decision-Making.   Investment analyses and decisions may be undertaken on an expedited basis for the Fund to take advantage of available investment opportunities that have expedited investment processes. Further, the Adviser may conduct its due diligence activities over a very brief period to take advantage of investment opportunities, which could result in less due diligence being conducted on the investment opportunity by the Adviser than would be conducted in ordinary circumstances.
Availability of Investment Opportunities.   The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Other investment vehicles sponsored, managed or advised by the Adviser and its affiliates may seek investment opportunities similar to those the Fund may be seeking. The Adviser has developed a set of procedures intended to allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.
Similarly, identification of attractive investment opportunities by Investment Funds is difficult and involves a high degree of uncertainty. Even if an Investment Manager identifies an attractive investment opportunity, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.
Special Situations and Distressed Investments.   An Investment Fund may invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although some such investments have the potential to result in significant returns, these types of investments also involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is very high. There is no assurance that an Investment Fund will correctly evaluate the value of the assets collateralizing a distressed investment or the prospects for a successful reorganization or similar action in respect of any distressed investment. In any reorganization or liquidation proceeding relating to a distressed investment in which an Investment Fund invests, the Investment Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Investment Fund’s original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring. The degree of risk associated with any particular distressed investment may be difficult or impossible for the Adviser to determine.
Investments in financially distressed companies domiciled outside the United States may involve additional risks, such as different bankruptcy laws and creditor reorganization processes, resulting in greater uncertainty for the Fund.
Mezzanine Investments.   An Investment Fund may invest and the Fund may make a direct investment in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Due to the higher risk profile and often less restrictive covenants of mezzanine loans as compared to senior loans, mezzanine loans sometimes earn a higher return than senior secured loans. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of the loan principal on an agreed amortization schedule while retaining the equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer. To the extent that a mezzanine loan does not have restrictive covenants that limit the ability of the borrower to further encumber its assets or that impose other obligations (or has less restrictive covenants), an investment such loan will be particularly sensitive to the risks that are associated with loan investments.
Small- and Medium-Capitalization Companies.   An Investment Fund may invest a portion of its assets in portfolio companies with small- to medium-market capitalizations. Such investments may provide significant potential for appreciation, but also involve higher risks than do investments in securities of larger companies.
Utilities Sector.   An Investment Fund may invest and the Fund may invest in direct investments in portfolio companies in the utilities sector, thereby exposing the Investment Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by both state and federal governmental authorities and regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising. Other factors that may adversely affect the value of securities of companies in the utilities sector include interest rate changes, supply and demand fluctuations, technological developments, natural resources conservation and changes in commodity prices, which may be caused by supply and demand fluctuations or other market forces.
Infrastructure Sector.   Some Investment Funds may concentrate, and a direct investment may be made, in the infrastructure sector. Infrastructure companies may be susceptible to reduced investment in public and private infrastructure projects, and a slowdown in new infrastructure projects in developing or developed markets may constrain the abilities of infrastructure companies to grow in global markets. Other developments, such as significant changes in population levels or changes in the urbanization and industrialization of developing countries, may reduce demand for products or services provided by infrastructure companies.
Healthcare Sector.   Companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, changes in government funding to healthcare, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are also subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.
Technology Sector.   Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, such as artificial intelligence and machine learning. Their products and services may require significant capital expenditure, may not be economically successful or may quickly become outdated.
Financial Sector.   Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of financial services companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates. In addition, reduced liquidity in the credit markets and other events may result in a high degree of volatility in the financial markets and have a negative impact on financial services companies. The profitability of many types of financial services companies may also be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Volatility in the financial sector, and resulting government actions to address such volatility, can have adverse impacts, including less credit being available to issuers or uncertainty regarding the safety of deposits, on Investment Funds and on the Fund. Because many types of financial services companies and intermediaries are vulnerable to these economic cycles, Investment Funds that invest in financial services companies, and therefore the Fund to the extent that it invests in such Investment Funds, may lose value during such periods.
Artificial Intelligence Risk.   Technological developments in artificial intelligence (“AI”), including machine learning technology and generative AI (collectively, “AI Technologies”) and their current and potential future applications, as well as the legal and regulatory frameworks within which they operate, are rapidly evolving and are subject to significant uncertainty. AI Technologies have the potential to fundamentally disrupt the markets in which they operate, subjecting these markets to increased competition, including industry pricing and other competitive dynamics. These disruptions may create substantial competitive pressure on existing companies — particularly non-AI technology companies, including software companies, information technology service firms, and other technology-focused companies — whose products, services or business models may become less competitive or obsolete as AI Technologies advance. Accordingly, companies that do not develop, acquire or integrate AI Technologies may experience material and adverse effects on their business, financial condition and results of operations. Any such adverse effects could negatively impact the valuations of such companies. Investment Funds in which the Fund invests may hold investments in companies that are subject to these risks and there can be no assurance that the Fund, the Adviser or Investment Managers will be able to anticipate, identify or respond to the disruptive effects of AI Technologies in a timely or effective manner. Additionally, it is not possible to anticipate whether investments in Investment Funds that invest in such companies will be materially impaired by AI-driven disruption in the future. It is not possible to predict the full scope, timing or impact of current and future developments in AI Technologies, and the risks and benefits related to AI Technologies may evolve or intensify over time.
Geographic Concentration Risks.   An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.
Sector Concentration.   An Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.
Currency Risk.   The Fund and Investment Funds may invest in portfolio companies outside of the United States, whose securities may be denominated in currencies other than the U.S. dollar. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s direct and indirect investments are denominated against the U.S. dollar may result in a decrease in the Fund’s net asset value.
Venture Capital.   An Investment Fund may invest in, and the Fund may make a direct investment in, a venture capital company, which is usually characterized by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. These investments may offer the opportunity for significant gains, but such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.
Real Estate Investments.   From time to time, the residential housing sector and the commercial real estate sector in the United States may face considerable pressure resulting from significant declines in prices. Residential and commercial mortgage delinquencies and foreclosures are expected to increase during such periods and, in turn, may lead to widespread selling in the mortgage-related markets and put downward pressure on the prices of many securities. During periods of instability in the credit markets, prices at which real estate funds can sell real estate may be adversely impacted, because purchasers may not be able to obtain financing on attractive terms or at all. These developments may adversely affect the broader economy, which in turn may adversely affect the real estate markets. Such developments could reduce returns from real estate Investment Funds or reduce the number of real estate Investment Funds available to the Fund, thereby reducing the Fund’s investment opportunities.
Real estate Investment Funds are subject to risks associated with the ownership of real estate, including: (i) changes in the general economic climate (such as changes, or the anticipation of changes, in inflation and/or interest rates); (ii) local real estate conditions (such as an oversupply of space or a reduction in demand for space); (iii) the quality and philosophy of management; (iv) competition (such as competition based on rental rates); (v) specific features of properties (such as location); (vi) financial condition of tenants, buyers and sellers of properties; (vii) quality of maintenance, insurance and management services; (viii) changes in operating costs; (ix) government regulations (including those governing usage, improvements, zoning and taxes); (x) the availability of financing; and (xi) potential liability under environmental and other laws (such as successor liability if investing in existing entities). Some real estate Investment Funds may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to investors. In addition, real estate Investment Funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions.
Substantial Fees and Expenses.   A Shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a Shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A Shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.
Foreign Portfolio Companies.   Certain of the Investment Funds may invest and the Fund may directly invest in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Investment Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.
Non-U.S. Securities Risk.   Non-U.S. securities, which could be held by Investment Funds in which the Fund invests and through direct investments, involve certain risk factors not typically associated with investing in U.S. securities, including risks relating to: (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another as well as currency restrictions, exchange control regulation and/or governmental restrictions that limit or otherwise delay the Fund’s ability to convert currencies; (ii) differences between the U.S. and non-U.S. securities markets, including potential price volatility in and relative liquidity of some non-U.S. securities markets; (iii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements, and less government supervision and regulation; (iv) certain economic and political risks, including potential restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability and the possibility of nationalization, expropriation or confiscatory taxation and of economic sanctions that impact a company’s health or the movement of capital; (v) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities; and (vi) difficulty in obtaining and enforcing judgments against issuers in foreign countries.
Structured Finance Securities Risk.   The Fund’s or an Investment Fund’s investments may consist of CLOs or similar instruments. Such structured finance securities are generally backed by an asset or a pool of assets, which serve as collateral. Depending on the type of security, the collateral may take the form of a portfolio of mortgage loans or bonds or other assets. The Fund, an Investment Fund and other investors in structured finance securities ultimately bear the credit risk of the underlying collateral. In some instances, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. In light of the above considerations, structured finance securities may present risks similar to those of the other types of debt obligations in which the Fund or an Investment Fund may invest and, in fact, such risks may be of greater significance in the case of structured finance securities. Moreover, investing in structured finance securities may entail a variety of unique risks. In addition to the risks noted above and other risks, structured finance securities may be subject to prepayment risk. In addition, the performance of a structured finance security will be affected by a variety of factors, including the structured finance security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to illiquidity risk.
Capital Calls; Commitment Strategy.   The Fund may maintain a sizeable cash and/or liquid assets position in anticipation of funding capital calls. The Fund generally will not contribute the full amount of its commitment to an Investment Fund at the time of its initial investment in the Investment Fund. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the Investment Funds. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be a drag on performance.
The Fund may employ an “over-commitment” strategy, which could result in an insufficient cash supply to meet Investment Fund commitments. Such an insufficient cash supply would have negative impacts on the Fund, including an adverse impact on the Fund’s ability to conduct tender offers for its Shares or pay for repurchases of Shares tendered by Shareholders, or to meet expenses generally. Moreover, if the Fund defaults on its commitments or fails to satisfy capital calls in a timely manner, it generally will be subject to significant penalties, such as the complete forfeiture of the Fund’s investment in an Investment Fund. The Fund’s failure to make timely capital contributions in respect of its commitments may: (i) impair the ability of the Fund to pursue its investment strategy; (ii) force the Fund to borrow or sell its assets at depressed prices; (iii) indirectly cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the Investment Funds (such as the complete forfeiture of the Fund’s investment in an Investment Fund); or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).
ETF and Index-Related Investments Risk.   The risks of investment in an ETF or Index-Related Investments typically reflect the risks of the types of instruments in which the ETF or Index-Related Investments invests. If the Fund invests in ETFs, shareholders of the Fund will bear indirectly their proportionate share of the ETF’s fees and expenses, as well as their share of the Fund’s fees and expenses. The Fund will also bear indirectly the fees and expenses of any Index-Related Investment in which it invests. As a result, an investment by the Fund in an ETF or Index-Related Investments could cause the Fund’s total operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF or Index-Related Investment) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the ETF or Index-Related Investment. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.
The risks of ETFs and Index-Related Investments designed to track equity indexes may include passive strategy risk (i.e., the ETF or Index-Related Investment may hold constituent securities of an index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency, which could cause returns to be lower or higher than if an active strategy were used); non-correlation risk (i.e., the ETF or Index-Related Investment’s return may not match the returns of the relevant index); equity securities risk (i.e., the value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions); and concentration risk (i.e., to the extent the ETF or Index-Related Investment or its underlying index’s portfolio is concentrated in the securities of a particular geography or market segment, the ETF or Index-Related Investment may be adversely affected by the performance of that market, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political or regulatory occurrences affected that market). In addition, ETFs are susceptible to market trading risks (i.e., the ETF faces market trading risks, including losses from trading in secondary markets and disruption in the creation/redemption process of the ETF).
Hedging and Derivatives Risk.   Subject to the limitations and restrictions of the 1940 Act, the Fund may use derivative transactions, primarily equity options, for hedging purposes. Derivatives Instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, illiquidity, market and operational/legal risk.
Use of options for hedging purposes by the Fund could present significant risks, including the risk of losses in excess of the amounts invested. There are various risks associated with transactions in options. The value of options written by the Fund will be affected by many factors, including changes in the value of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If no liquid offset market exists, the Fund might not be able to effect an offsetting transaction in a particular option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, the Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the index decline. If the Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited. Stock or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the obligor on such an option may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an option may be less than in the case of an exchange-traded option.
The Fund may engage in forward contracts, including non-deliverable forwards. Non-deliverable forwards are forward contracts on foreign currencies that are cash settled and that do not involve delivery of the currency specified in the contract. The Fund typically will use non-deliverable forwards for hedging purposes, but may also use such instruments to increase income or investment gains. The use of forwards for hedging or to increase income or investment gains may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Forwards are subject to the risks associated with derivatives. The Fund must comply with SEC rules related to the use of derivatives, reverse repurchase agreements and certain other transactions when engaging in such transactions.
Unspecified Investments, Dependence on the Adviser.   The Adviser has discretion to select the Investment Funds and direct investments as opportunities may arise. Therefore, the Fund and its Shareholders rely on the Adviser’s judgment and ability to identify and source investments for the Fund consistent with the Fund’s investment objective. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund. Shareholders will have certain voting rights, but no direct right or power to participate in the management or control of the Fund or the terms of its investments. There can be no assurance the Adviser will be able to select or implement successful strategies or achieve the Fund’s investment objective.
Indemnification of Investment Funds, Investment Managers and Others.   The Fund may agree to indemnify certain of the Investment Funds and their respective Investment Managers, officers, directors and affiliates from any liability, damage, cost or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.
Termination of the Fund’s Interest in an Investment Fund.   An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment
Fund or its assets. The Fund’s over-commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.
Other Registered Investment Companies.   The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under Section 12(d)(1) of the 1940 Act, unless an exemption is available, the Fund may not acquire the securities of other registered investment companies if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. The SEC has adopted Rule 12d1-4 under the 1940 Act which, subject to certain conditions, provides an exemption to permit acquiring funds to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1). Rule 12d1-4 also modifies certain existing exemptive rules and would rescind exemptive orders previously granted by the SEC. As a result, certain registered funds and private funds may be more limited in their ability to invest in the Fund under Rule 12d1-4 than they otherwise would be. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund. See “Types of Investments and Related Risks — ETF Risk” above.
High Yield Securities and Distressed Securities.   Investment Funds may invest in fixed income securities rated investment grade or non-investment grade (commonly referred to as high yield securities, which are also known as “junk bonds”) and may invest in unrated fixed income securities. Non-investment grade securities are fixed income securities rated below Baa by Moody’s Ratings (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by an Investment Manager to be equivalent quality. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. An Investment Fund’s investments in non-investment grade securities expose it to a substantial degree of credit risk. Non-investment grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. Non-investment grade securities are subject to greater risk of loss (which may be substantial or total loss) of income and principal than higher rated securities and may be considered speculative. Non-investment grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In the event of a default, an Investment Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.
Certain of the companies in whose securities the Investment Funds may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative by certain rating agencies, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. An Investment Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which an Investment Fund may invest may be less than investment grade (commonly referred to as junk bonds), which may result in the Investment Fund experiencing greater risks than it would if investing in higher rated instruments.
Reverse Repurchase Agreements.   Reverse repurchase agreements involve a sale of a security by an Investment Fund to a bank or securities dealer and the Investment Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the counterparty to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Fund.

Reverse repurchase transactions are a form of leverage that may also increase the volatility of an Investment Fund’s investment portfolio.
Other Instruments and Future Developments.   An Investment Fund may take advantage of opportunities in the area of swaps, options on various underlying instruments, and certain other customized “synthetic” or derivative instruments, which will be subject to varying degrees of risk. These transactions involve a risk that the counterparty to a swap, option on various underlying instruments, and certain other customized “synthetic” or derivative instruments will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Fund. In addition, an Investment Fund may take advantage of opportunities with respect to certain other “synthetic” or derivative instruments which are not presently contemplated, or which are not presently available, but which may be developed and which may be subject to significant degrees of risk.
Dilution.   The Fund intends to conduct a continuous offering of its Shares, which may be purchased as of the first business day of each month based upon the Fund’s net asset value as of the most recent Valuation Date. Additional purchases may dilute the indirect interests of existing Shareholders in the Fund’s investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent investments underperform the prior investments.
Incentive Allocation Arrangements.   An Investment Manager of an Investment Fund may receive a performance fee, carried interest or incentive allocation that the Adviser has observed to be generally equal to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. The performance fee, carried interest or incentive allocation is paid indirectly out of the Fund’s assets and therefore by investors in the Fund. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest or incentive allocation.
Control Positions.   Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to an Investment Fund, the Investment Fund likely would suffer losses on its investments.
Inadequate Return.   No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.
Inside Information.   From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.
Possible Exclusion of a Shareholder Based on Certain Detrimental Effects.   The Fund may repurchase Shares held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:
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the Shares have been transferred without the consent of the Fund or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Shareholder;

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ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

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continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

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any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

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the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the Bank Holding Company Act, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares; or

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the Fund or the Board of Trustees determine that the repurchase of the Shares would be in the best interest of the Fund.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.
Limitations on Transfer; Shares Not Listed; No Market for Shares.   The transferability of Shares is subject to certain restrictions contained in the Fund’s Agreement and Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national or other securities exchange or other market. No market currently exists for Shares, and the Fund does not contemplate that one will develop. The Shares are, therefore, not readily marketable. Although the Adviser expects to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurance can be given that the Fund will do so. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.
Recourse to the Fund’s Assets.   The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.
RIC Status.   The Fund has elected and intends to qualify each taxable year to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things: diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s total assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships”. In addition, the Adviser typically endeavors to limit the Fund’s investments in any one Investment Fund to no more than 10% of the Fund’s assets (measured at the time of investment). The Fund intends to distribute at least annually all or substantially all of its investment company taxable income and net capital gains as dividends to Shareholders; however, this policy may be changed at any time by the Fund.
Special Tax Risks.   Special tax risks are associated with an investment in the Fund. The Fund has elected and intends to meet the requirements necessary each taxable year to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain quarterly asset diversification, annual source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.
If before the end of any quarter of its taxable year, the Fund believes that it may fail the asset diversification requirement, the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure (i.e., the disposition of non-diversified assets) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s frequency of calculation of its net asset value and its ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.
If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at the regular corporate rate without any deduction for distributions to Shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.
Additional Tax Considerations; Distributions to Shareholders and Payment of Tax Liability.   The Fund will distribute substantially all of its net ordinary income and net capital gains to Shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends to Shareholders. The Fund will inform Shareholders of the amount and character of its distributions to Shareholders. See “Tax Matters” below for more information. If the Fund distributes in respect of any calendar year an amount less the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (generally determined on the basis of a one-year period ended on October 31 of such calendar year and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years and on which the Fund did not incur any U.S. federal income tax, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to such undistributed amounts. The Fund may make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. In addition, under certain circumstances, the Fund may determine that it is in its best interest to retain a portion of its income or capital gain rather than distribute such amount as a dividend for U.S. federal income tax purposes and, accordingly, could cause the Fund to bear the 4% excise tax burden associated therewith.
In addition, as a result of the tax rules applicable to the investments in passive foreign investment companies or controlled foreign corporations, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income with respect to such taxable year.
Furthermore, the Fund may invest in Investment Funds located outside the U.S. Such Investment Funds may be subject to withholding tax on the investments in such jurisdictions. Any such withholding tax would reduce the return on the Fund’s investment in such Investment Funds and thus on the Shareholders’ investment in the Fund. See “Tax Matters”.
Current Interest Rate Environment Risk.   A variety of factors can cause interest rates to change, including central bank monetary policies, inflation rates and general economic conditions. Risks associated with changes in interest rates are heightened under certain market conditions, such as during times when the Federal Reserve raises interest rates or when such rates remain elevated following a period of historically low levels. Additionally, the U.S. and other governments have increased, and are likely to continue increasing, their debt issuances, which may also heighten these risks.
To the extent the Fund or an Investment Fund borrows money to finance its investments, the Fund’s or an Investment Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. In periods of falling interest rates, the Fund’s investments may experience lower yields. Adverse developments resulting from changes in interest rates (or the expectation of such changes) could have a material adverse effect on the Fund’s or an Investment Fund’s financial condition and results of operations.
In addition, a decline in the prices of the debt the Fund or an Investment Fund owns could adversely affect the Fund’s net asset value. Changes in market interest rates could also affect the ability of operating companies in which the Fund or an Investment Fund invests to service debt, which could materially impact the Fund or an Investment Fund in which the Fund may invest, thus impacting the Fund. Short-term and long-term interest rates also do not necessarily move in the same amount or in the same direction. The impact of interest rate changes on a fixed-income or other debt instrument depends on several factors, notably the instrument’s duration. The value of a debt instrument with a longer duration will generally be more sensitive to interest rate changes than a similar instrument with a shorter duration.
Regulatory Change.   Legal and regulatory changes could occur during the term of the Fund, which may materially adversely affect the Fund. The regulation of the U.S. and non-U.S. securities, derivatives and futures markets and investment funds such as the Fund has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, as amended (the “Dodd-Frank Act”), contained changes to the existing regulatory structure in the United States and was intended to establish rigorous oversight standards to protect the U.S. economy and American consumers, investors and businesses. The Dodd-Frank Act requires additional regulation of private equity fund managers, including requirements for such managers to register as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and to disclose various information to regulators about the positions, counterparties and other exposures of the private equity funds managed by such managers.
The Adviser has filed a notice of eligibility with the National Futures Association for exclusion from the definition of the term “commodity pool operator” with respect to the Fund under the Commodity Exchange Act of 1936, as amended (the “CEA”), and therefore is not subject to regulation or registration as a commodity pool operator (“CPO”) under the CEA. In the event that the Adviser is required to register as a CPO, the disclosure and operations of the Fund would need to comply with all applicable Commodity Futures Trading Commission regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.

No Public Trading [Text Block]		No public market for Shares exists, and none is expected to develop in the future.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
The Fund is authorized to issue an unlimited number of Shares and may divide the Shares into one or more Classes. The Shares are currently offered in four Classes. Each Class differs in relation to the Distribution and Servicing Fee, but otherwise has the same rights and privileges as the other Classes. Each Share has one vote at all meetings of Shareholders and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. Each Shareholder will have the right to cast a number of votes based on the number of such Shareholder’s respective Shares at any meeting of Shareholders.
All Shares of each Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and have no conversion, preemptive or other subscription rights. Shareholders are not liable for further calls or assessments, except that a Shareholder may be obligated to repay any funds wrongfully distributed to such Shareholder. The Fund does not intend to hold annual meetings of Shareholders. Shareholders of Shares are entitled to receive dividends only if and to the extent declared by the Board. Shares are not available in certificated form. With very limited exceptions, Shares are not transferable and liquidity will be provided principally through limited repurchase offers. See “Repurchases and Transfers of Shares”.
In general, any action requiring a vote of Shareholders shall be effective if taken or authorized by the affirmative vote of a majority of the total number of votes eligible to be cast by Shareholders that are present in person or by proxy at the meeting. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, Shareholders generally are entitled to share ratably in all the remaining assets of the Fund.
Set forth below is a chart describing the classes of the Fund’s securities outstanding as of June 1, 2026:
(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Account Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Under Column (3)
Class A	Unlimited	—	44,484,219
Class I	Unlimited	—	67,482,765

Security Dividends [Text Block]
DIVIDENDS AND DISTRIBUTIONS
Dividends will generally be paid at least annually on the Shares in amounts representing substantially all of the net investment income, if any, earned each year. Payments will vary in amount, depending on investment income received and expenses of operation. It is possible that some of the Investment Funds in whose securities the Fund invests will not pay any dividends, and this, together with the Fund’s expenses, means that there can be no assurance the Fund will have substantial income or will pay dividends. The Fund is not a suitable investment for any investor who requires regular dividend income.
It is anticipated that substantially all of any taxable net capital gain realized on investments will be paid to Shareholders at least annually. The net asset value of each Share that a Shareholder owns will be reduced by the amount of the distributions or dividends that are received with respect to that Share.

Security Voting Rights [Text Block]
VOTING
Each Shareholder has the right to cast a number of votes equal to the number of Shares held by such Shareholder at a meeting of Shareholders called by the Fund’s Board of Trustees. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company organized as a statutory trust would be entitled to vote, including certain elections of one or more Trustees and approval of the Investment Advisory Agreement or a material amendment thereto, in each case, to the extent that voting by shareholders is required by the 1940 Act. Notwithstanding their ability to exercise their voting privileges, Shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Security Liquidation Rights [Text Block]		In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, Shareholders generally are entitled to share ratably in all the remaining assets of the Fund.
Security Preemptive and Other Rights [Text Block]		All Shares of each Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and have no conversion, preemptive or other subscription rights
Outstanding Securities [Table Text Block]
(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Account Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Under Column (3)
Class A	Unlimited	—	44,484,219
Class I	Unlimited	—	67,482,765

Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Risk.   An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends upon the Adviser’s selection of Investment Funds and direct investments in operating companies, the allocation of offering proceeds thereto, and the performance of the Investment Funds, direct investments and other assets. The Investment Funds’ investment activities and investments in operating companies involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in inflation, interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, manmade disasters, uninsurable losses, actual or threatened war or armed conflicts, terrorism, the imposition of economic sanctions or tariffs, earthquakes, hurricanes or floods and infectious disease epidemics/pandemics (such as COVID-19) and other factors which are beyond the control of the Fund or the Investment Funds. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy and the investments of the Fund and the Investment Funds. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the investments of the Fund and the Investment Funds. Unexpected volatility or lack of liquidity could impair the Fund’s performance and result in its suffering losses.

Closed End Fund Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-End Fund; Liquidity Risks.   The Fund is a closed-end management investment company designed principally for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value.

General Private Equity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Private Equity Risks.   “Private equity” typically refers to investments that are made through privately negotiated transactions using private capital. Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also make direct investments in the securities of an operating company alongside an Investment Fund in a Co-Investment Opportunity or on its own. Private equity funds that focus on buyouts have generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of such private equity funds to obtain the required financing or reducing their expected rate of return. The success of each Investment Fund (and, as a result, the success of the Fund) is subject to those risks that are inherent in private equity investments. These risks are generally related to: (i) the ability of each of Investment Fund to select and manage successful investment opportunities; (ii) the quality of the management of each company in which an Investment Fund invests; (iii) the ability of an Investment Fund to liquidate its investments; and (iv) general economic conditions. Securities of private equity funds, as well as the portfolio companies these funds invest in, tend to be more illiquid, and highly speculative.

General Risks Of Secondary Investments Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks of Secondary Investments.   There is no established market for secondaries and the Adviser does not currently expect a liquid market to develop. Moreover, the market for secondaries has been evolving and is likely to continue to evolve. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number and attractiveness of investment opportunities available to the Fund and adversely affecting the terms upon which investments can be made. Accordingly, there can be no assurance that the Fund will be able to identify sufficient investment opportunities or that it will be able to acquire sufficient secondaries on attractive terms.
When the Fund acquires an Investment Fund interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, when the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.
In some instances, the Fund may have the opportunity to acquire a portfolio of interests from a seller on an “all or nothing” basis. Certain of the interests in the portfolio may be less attractive than others, and certain of the sponsors of such interests may be more familiar to the Fund than others, or may be more experienced or highly regarded than others. In certain instances, the purchase of an interest in a new fund may be less attractive than a secondary market purchase of an existing limited partner interest. In such cases, it may not be possible for the Fund to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive.
The overall performance of the Fund’s secondaries will depend in part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondaries may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires an Investment Fund interest as a secondary investment, in the Adviser’s experience, the Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondaries are typically greater than those relating to primary investments.
The Fund may acquire secondaries as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk; (ii) reputation risk; (iii) breach of confidentiality by a syndicate member; and (iv) execution risk.

Nature Of Portfolio Companies Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Nature of Portfolio Companies.   The Fund may acquire direct investments in portfolio companies or purchase secondaries or primaries that invest in portfolio companies that involve a high degree of business or financial risk. Such portfolio companies may be startups in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies. Portfolio companies may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition. Portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities and a larger number of qualified managerial and technical personnel.

Co Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Co-Investment Risk.   When the Fund invests alongside other investors in Co-Investment Opportunities, the realization of portfolio company investments made as co-investments may take longer than would the realization of investments under the sole control of the Adviser or the Fund because co-investors may require an exit procedure requiring notification of the other co-investors and possibly giving the other co-investors a right of first refusal or a right to initiate a buy-sell procedure (i.e., one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non-initiating party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).
Co-Investment Opportunities may involve risks in connection with such third-party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment or that the Fund may in certain circumstances be held liable for the actions of such third-party co-investor. Third-party co-investors may also have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take or block action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the Co-Investment Opportunities, including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund.
When the Fund makes direct investments in operating companies that are Co-Investment Opportunities alongside Investment Managers, the Fund will be highly dependent upon the capabilities of the Investment Managers alongside which the investment is made. The Fund may indirectly make binding commitments to Co-Investment Opportunities without an ability to participate in the management and control of, and with no or limited ability to transfer its interests in, the pertinent operating company. In some cases, the Fund will be obligated to fund its entire direct investment in a Co-Investment Opportunity up front, and in other cases the Fund will make commitments to fund investments from time to time as called by the Investment Manager of another Investment Fund in a Co-Investment Opportunity. Generally, neither the Adviser nor the Fund will have control over the timing of capital calls or distributions received from such Co-Investment Opportunities, or over investment decisions made in such Co-Investment Opportunities.
When the Fund participates in a Co-Investment Opportunity, the Fund generally will not have control over the underlying portfolio company, and will not be able to direct the policies or management decisions of such portfolio company. Thus, the returns to the Fund from any such investments will be more dependent upon the performance of the particular portfolio company and its management in that the Adviser, on behalf of the Fund, will not be able to direct the policies or management decisions of such portfolio company.

Leverage Utilized By Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Utilized by the Fund.   The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. The Fund may borrow money through a credit facility or other arrangements for investment purposes, to satisfy repurchase requests and to provide the Fund with temporary liquidity. See “Investment Program — Leverage”.
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an Investment Fund purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.
The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its borrowing through indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The Asset Coverage Requirement also requires a closed-end registered investment company to satisfy an asset coverage requirement of 200% for the issuance of preferred stock. The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

Leverage Utilized By Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Utilized by Investment Funds.   Investment Funds may also utilize leverage in their investment activities. Borrowings by Investment Funds are not subject to the limitations on borrowings in the 1940 Act. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds held by the Fund. Generally, the use of leverage by Investment Funds may increase the volatility of the Investment Funds. An Investment Fund’s leverage or expected leverage is a factor that may be considered by the Adviser in its security selection process.

Investments In Non Voting Stock Inability To Vote Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Non-Voting Stock; Inability to Vote.   To avoid potential regulatory consequences, the Fund may need to hold its interest in an Investment Fund or in a direct investment in an operating company in non-voting form or limit its voting rights to a certain percentage of its investment. This limitation on owning voting interests is intended to ensure that an Investment Fund is not deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may, among other things, potentially impose limits on transactions with the Investment Fund or operating company, both by the Fund and other funds managed by the Adviser. There are, however, other statutory tests of affiliation (such as on the basis of control), and an Investment Fund may be deemed an “affiliated person” of the Fund notwithstanding these limitations. If this were the case, transactions between the Fund and the Investment Fund could potentially be subject to the prohibitions of the 1940 Act if an exemption or exception were not available.
To limit its voting interests in certain Investment Funds or an operating company, the Fund may, at the time of investment: (i) elect to invest in a class of an Investment Fund’s or operating company’s non-voting securities (if such a class is available); or (ii) enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Investment Fund or operating company or those voting rights that would exceed the 4.9% limitation. The Fund would not receive any consideration in return for entering into a voting waiver arrangement. Other funds or accounts managed by the Adviser may waive their voting rights in a particular Investment Fund. To the extent that other funds or accounts managed by the Adviser do not waive their voting rights in a particular Investment Fund or operating company, the voting power of the other funds or accounts managed by the Adviser will increase as a result of the Fund waiving its voting rights in the Investment Fund. Subject to the oversight of the Board, determinations of whether the Fund will waive its voting rights will be made by the Adviser as part of the investment process. These voting waiver arrangements may permit the Fund to own more than a 4.9% economic interest in certain Investment Funds.
To the extent that the Fund (i) holds non-voting interests, or (ii) contractually foregoes the right to vote its interests in an Investment Fund or operating company, the Fund will not be able to vote on matters that require the approval of the interest holders of the Investment Fund or operating company, including matters that may be adverse to the Fund’s interests. This restriction could diminish the influence of the Fund and Adviser in an Investment Fund or operating company, as compared to other investors in the Investment Fund or operating company, and could adversely affect the Fund’s investment in the Investment Fund or operating company, which could result in unpredictable and potentially adverse effects on the Fund. However, as a general matter, an Investment Fund generally provides its interest holders with an ability to vote only under limited circumstances, if at all. The Fund’s practices regarding investment in non-voting securities of an Investment Fund or waivers of its voting rights are, therefore, not expected to adversely affect the Fund’s operations or its rights as an investor in an Investment Fund.

Valuation Of Funds Interests In Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation of the Fund’s Interests in Investment Funds.   A large percentage of the securities in which the Investment Funds invest will not have a readily available market quotation and will be fair valued by the Adviser, in its capacity as the Fund’s Valuation Designee. In this regard, in the process of valuing an Investment Fund, the Investment Manager of such Investment Fund may face elements of judgment and may also face a conflict of interest in valuing the securities, as the valuation may affect the Investment Manager’s compensation and/or its ability to raise additional funds. The valuation of the Investment Funds reflects a combination of capital statements received directly from Investment Managers, actual cash flows from the Investment Funds, market adjustment factors to reflect activity in related securities in the public markets, and idiosyncratic events. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Fund, regarding the accuracy of the valuations provided by the Investment Funds, that the Investment Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Fund’s valuation of the securities may fail to match the amount that could be realized with respect to the disposition of such securities on any Valuation Date. In addition, the valuation methodology of any Investment Fund relies on the subjective judgment of its Investment Manager.
Similarly, an operating company held by the Fund that does not have outstanding securities that are publicly held will not have a readily available market quotation, and will be required to be fair valued by the Adviser. In this regard, the Adviser will need to use valuation techniques under the supervision of the Fund’s Board of Trustees that may not rely on transparent inputs, and the Adviser will face elements of judgment as well as a conflict of interest in valuing the securities, as the valuation may affect the Investment Manager’s compensation and the Fund’s performance. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by the Adviser, the accuracy of the valuation for the operating company. As a result, the Fund’s value of the securities of an operating company may fail to match the amount that could be realized with respect to the disposition of such securities on any Valuation Date.
An Investment Fund’s valuation or even the valuation of an operating company held by the Fund could also be inaccurate due to fraudulent activity, mistake, or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

Valuations Subject To Adjustment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuations Subject to Adjustment.   The valuations reported by the Investment Funds or deduced for operating companies (and for Investment Funds for months that do not coincide with the Fund’s quarter-end), based upon which the Fund determines its monthly net asset value, may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by the Investment Funds’ independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of an Investment Fund or an operating company, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. In addition, to the extent that such subsequently adjusted valuations adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Illiquidity Of Investment Fund Interests Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity of Investment Fund Interests.   There is no regular market for interests in Investment Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the Investment Manager of the applicable Investment Fund and could occur at a discount to the stated net asset value. If the Adviser determines to cause the Fund to sell its interest in an Investment Fund, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a quick sale.

Repurchase Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Risks.   The Fund has no obligation to repurchase Shares at any time, and any such repurchases will only be made at such times, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. While it is expected that the Adviser will normally recommend to the Board, subject to the Board’s discretion, that the Fund conduct repurchases as of the end of each calendar quarter, the Adviser may not recommend a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. In addition, the Fund may at any time cease conducting repurchases, even after it has started making repurchase offers, which could leave Shareholders without a source of liquidity for their Shares for an extended period of time.

With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by the Notice Date specified in the notice describing the terms of the repurchase offer. The Notice Date generally will be approximately 100 days before the Quarter-End Valuation Date. Tenders will be revocable upon written notice to the Fund prior to the Quarter-End Valuation Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s net asset value as of the Quarter-End Valuation Date is able to be determined, which determination is expected to be able to be made only late in the second month following that of the Quarter-End Valuation Date. Moreover, because the Notice Date will be substantially in advance of the Quarter-End Valuation Date, Shareholders who tender Shares of the Fund for repurchase will receive their repurchase proceeds well after the Notice Date. The Fund may not be suitable as the sole investment for investors who require minimum annual distributions from a retirement account through which they hold Shares. In addition, although the Fund does not normally expect to sell its interests in Investment Funds to satisfy repurchase offers, in the event the Fund needs to sell its interests, the Fund’s investments in Investment Funds are subject to lengthy lock-up periods where the Fund will not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to net asset value and which may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions and the Fund may require and be unable to obtain the Investment Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Investment Funds in a timely manner. See “Repurchases and Transfers of Shares”.
Repurchase requests to repurchase Shares in a concentrated period of time could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund such repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. In addition, should the Fund need to sell its interests in Investment Funds to satisfy repurchase offers during periods of market turmoil or increased illiquidity, the Fund may not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to net asset value and which may not be available at any given time.
To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgment as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund receives requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Expedited Decision Making Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Expedited Decision-Making.   Investment analyses and decisions may be undertaken on an expedited basis for the Fund to take advantage of available investment opportunities that have expedited investment processes. Further, the Adviser may conduct its due diligence activities over a very brief period to take advantage of investment opportunities, which could result in less due diligence being conducted on the investment opportunity by the Adviser than would be conducted in ordinary circumstances.

Availability Of Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Availability of Investment Opportunities.   The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Other investment vehicles sponsored, managed or advised by the Adviser and its affiliates may seek investment opportunities similar to those the Fund may be seeking. The Adviser has developed a set of procedures intended to allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.
Similarly, identification of attractive investment opportunities by Investment Funds is difficult and involves a high degree of uncertainty. Even if an Investment Manager identifies an attractive investment opportunity, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.

Special Situations And Distressed Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Situations and Distressed Investments.   An Investment Fund may invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although some such investments have the potential to result in significant returns, these types of investments also involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is very high. There is no assurance that an Investment Fund will correctly evaluate the value of the assets collateralizing a distressed investment or the prospects for a successful reorganization or similar action in respect of any distressed investment. In any reorganization or liquidation proceeding relating to a distressed investment in which an Investment Fund invests, the Investment Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Investment Fund’s original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring. The degree of risk associated with any particular distressed investment may be difficult or impossible for the Adviser to determine.
Investments in financially distressed companies domiciled outside the United States may involve additional risks, such as different bankruptcy laws and creditor reorganization processes, resulting in greater uncertainty for the Fund.

Mezzanine Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine Investments.   An Investment Fund may invest and the Fund may make a direct investment in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Due to the higher risk profile and often less restrictive covenants of mezzanine loans as compared to senior loans, mezzanine loans sometimes earn a higher return than senior secured loans. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of the loan principal on an agreed amortization schedule while retaining the equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer. To the extent that a mezzanine loan does not have restrictive covenants that limit the ability of the borrower to further encumber its assets or that impose other obligations (or has less restrictive covenants), an investment such loan will be particularly sensitive to the risks that are associated with loan investments.

Small And Medium Capitalization Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small- and Medium-Capitalization Companies.   An Investment Fund may invest a portion of its assets in portfolio companies with small- to medium-market capitalizations. Such investments may provide significant potential for appreciation, but also involve higher risks than do investments in securities of larger companies.

Utilities Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Utilities Sector.   An Investment Fund may invest and the Fund may invest in direct investments in portfolio companies in the utilities sector, thereby exposing the Investment Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by both state and federal governmental authorities and regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising. Other factors that may adversely affect the value of securities of companies in the utilities sector include interest rate changes, supply and demand fluctuations, technological developments, natural resources conservation and changes in commodity prices, which may be caused by supply and demand fluctuations or other market forces.

Infrastructure Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Infrastructure Sector.   Some Investment Funds may concentrate, and a direct investment may be made, in the infrastructure sector. Infrastructure companies may be susceptible to reduced investment in public and private infrastructure projects, and a slowdown in new infrastructure projects in developing or developed markets may constrain the abilities of infrastructure companies to grow in global markets. Other developments, such as significant changes in population levels or changes in the urbanization and industrialization of developing countries, may reduce demand for products or services provided by infrastructure companies.

Healthcare Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Healthcare Sector.   Companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, changes in government funding to healthcare, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are also subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Technology Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Technology Sector.   Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, such as artificial intelligence and machine learning. Their products and services may require significant capital expenditure, may not be economically successful or may quickly become outdated.

Financial Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Sector.   Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of financial services companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates. In addition, reduced liquidity in the credit markets and other events may result in a high degree of volatility in the financial markets and have a negative impact on financial services companies. The profitability of many types of financial services companies may also be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Volatility in the financial sector, and resulting government actions to address such volatility, can have adverse impacts, including less credit being available to issuers or uncertainty regarding the safety of deposits, on Investment Funds and on the Fund. Because many types of financial services companies and intermediaries are vulnerable to these economic cycles, Investment Funds that invest in financial services companies, and therefore the Fund to the extent that it invests in such Investment Funds, may lose value during such periods.

Artificial Intelligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Artificial Intelligence Risk.   Technological developments in artificial intelligence (“AI”), including machine learning technology and generative AI (collectively, “AI Technologies”) and their current and potential future applications, as well as the legal and regulatory frameworks within which they operate, are rapidly evolving and are subject to significant uncertainty. AI Technologies have the potential to fundamentally disrupt the markets in which they operate, subjecting these markets to increased competition, including industry pricing and other competitive dynamics. These disruptions may create substantial competitive pressure on existing companies — particularly non-AI technology companies, including software companies, information technology service firms, and other technology-focused companies — whose products, services or business models may become less competitive or obsolete as AI Technologies advance. Accordingly, companies that do not develop, acquire or integrate AI Technologies may experience material and adverse effects on their business, financial condition and results of operations. Any such adverse effects could negatively impact the valuations of such companies. Investment Funds in which the Fund invests may hold investments in companies that are subject to these risks and there can be no assurance that the Fund, the Adviser or Investment Managers will be able to anticipate, identify or respond to the disruptive effects of AI Technologies in a timely or effective manner. Additionally, it is not possible to anticipate whether investments in Investment Funds that invest in such companies will be materially impaired by AI-driven disruption in the future. It is not possible to predict the full scope, timing or impact of current and future developments in AI Technologies, and the risks and benefits related to AI Technologies may evolve or intensify over time.

Geographic Concentration Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geographic Concentration Risks.   An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.

Sector Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sector Concentration.   An Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk.   The Fund and Investment Funds may invest in portfolio companies outside of the United States, whose securities may be denominated in currencies other than the U.S. dollar. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s direct and indirect investments are denominated against the U.S. dollar may result in a decrease in the Fund’s net asset value.

Venture Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Venture Capital.   An Investment Fund may invest in, and the Fund may make a direct investment in, a venture capital company, which is usually characterized by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. These investments may offer the opportunity for significant gains, but such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.

Real Estate Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Investments.   From time to time, the residential housing sector and the commercial real estate sector in the United States may face considerable pressure resulting from significant declines in prices. Residential and commercial mortgage delinquencies and foreclosures are expected to increase during such periods and, in turn, may lead to widespread selling in the mortgage-related markets and put downward pressure on the prices of many securities. During periods of instability in the credit markets, prices at which real estate funds can sell real estate may be adversely impacted, because purchasers may not be able to obtain financing on attractive terms or at all. These developments may adversely affect the broader economy, which in turn may adversely affect the real estate markets. Such developments could reduce returns from real estate Investment Funds or reduce the number of real estate Investment Funds available to the Fund, thereby reducing the Fund’s investment opportunities.
Real estate Investment Funds are subject to risks associated with the ownership of real estate, including: (i) changes in the general economic climate (such as changes, or the anticipation of changes, in inflation and/or interest rates); (ii) local real estate conditions (such as an oversupply of space or a reduction in demand for space); (iii) the quality and philosophy of management; (iv) competition (such as competition based on rental rates); (v) specific features of properties (such as location); (vi) financial condition of tenants, buyers and sellers of properties; (vii) quality of maintenance, insurance and management services; (viii) changes in operating costs; (ix) government regulations (including those governing usage, improvements, zoning and taxes); (x) the availability of financing; and (xi) potential liability under environmental and other laws (such as successor liability if investing in existing entities). Some real estate Investment Funds may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to investors. In addition, real estate Investment Funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions.

Substantial Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Substantial Fees and Expenses.   A Shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a Shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A Shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Foreign Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Portfolio Companies.   Certain of the Investment Funds may invest and the Fund may directly invest in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Investment Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Non United States Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Securities Risk.   Non-U.S. securities, which could be held by Investment Funds in which the Fund invests and through direct investments, involve certain risk factors not typically associated with investing in U.S. securities, including risks relating to: (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another as well as currency restrictions, exchange control regulation and/or governmental restrictions that limit or otherwise delay the Fund’s ability to convert currencies; (ii) differences between the U.S. and non-U.S. securities markets, including potential price volatility in and relative liquidity of some non-U.S. securities markets; (iii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements, and less government supervision and regulation; (iv) certain economic and political risks, including potential restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability and the possibility of nationalization, expropriation or confiscatory taxation and of economic sanctions that impact a company’s health or the movement of capital; (v) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities; and (vi) difficulty in obtaining and enforcing judgments against issuers in foreign countries.

Structured Finance Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Finance Securities Risk.   The Fund’s or an Investment Fund’s investments may consist of CLOs or similar instruments. Such structured finance securities are generally backed by an asset or a pool of assets, which serve as collateral. Depending on the type of security, the collateral may take the form of a portfolio of mortgage loans or bonds or other assets. The Fund, an Investment Fund and other investors in structured finance securities ultimately bear the credit risk of the underlying collateral. In some instances, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. In light of the above considerations, structured finance securities may present risks similar to those of the other types of debt obligations in which the Fund or an Investment Fund may invest and, in fact, such risks may be of greater significance in the case of structured finance securities. Moreover, investing in structured finance securities may entail a variety of unique risks. In addition to the risks noted above and other risks, structured finance securities may be subject to prepayment risk. In addition, the performance of a structured finance security will be affected by a variety of factors, including the structured finance security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to illiquidity risk.

Capital Calls Commitment Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Capital Calls; Commitment Strategy.   The Fund may maintain a sizeable cash and/or liquid assets position in anticipation of funding capital calls. The Fund generally will not contribute the full amount of its commitment to an Investment Fund at the time of its initial investment in the Investment Fund. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the Investment Funds. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be a drag on performance.
The Fund may employ an “over-commitment” strategy, which could result in an insufficient cash supply to meet Investment Fund commitments. Such an insufficient cash supply would have negative impacts on the Fund, including an adverse impact on the Fund’s ability to conduct tender offers for its Shares or pay for repurchases of Shares tendered by Shareholders, or to meet expenses generally. Moreover, if the Fund defaults on its commitments or fails to satisfy capital calls in a timely manner, it generally will be subject to significant penalties, such as the complete forfeiture of the Fund’s investment in an Investment Fund. The Fund’s failure to make timely capital contributions in respect of its commitments may: (i) impair the ability of the Fund to pursue its investment strategy; (ii) force the Fund to borrow or sell its assets at depressed prices; (iii) indirectly cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the Investment Funds (such as the complete forfeiture of the Fund’s investment in an Investment Fund); or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Exchange Traded Fund and Index Related Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ETF and Index-Related Investments Risk.   The risks of investment in an ETF or Index-Related Investments typically reflect the risks of the types of instruments in which the ETF or Index-Related Investments invests. If the Fund invests in ETFs, shareholders of the Fund will bear indirectly their proportionate share of the ETF’s fees and expenses, as well as their share of the Fund’s fees and expenses. The Fund will also bear indirectly the fees and expenses of any Index-Related Investment in which it invests. As a result, an investment by the Fund in an ETF or Index-Related Investments could cause the Fund’s total operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF or Index-Related Investment) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the ETF or Index-Related Investment. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.
The risks of ETFs and Index-Related Investments designed to track equity indexes may include passive strategy risk (i.e., the ETF or Index-Related Investment may hold constituent securities of an index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency, which could cause returns to be lower or higher than if an active strategy were used); non-correlation risk (i.e., the ETF or Index-Related Investment’s return may not match the returns of the relevant index); equity securities risk (i.e., the value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions); and concentration risk (i.e., to the extent the ETF or Index-Related Investment or its underlying index’s portfolio is concentrated in the securities of a particular geography or market segment, the ETF or Index-Related Investment may be adversely affected by the performance of that market, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political or regulatory occurrences affected that market). In addition, ETFs are susceptible to market trading risks (i.e., the ETF faces market trading risks, including losses from trading in secondary markets and disruption in the creation/redemption process of the ETF).

Hedging And Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging and Derivatives Risk.   Subject to the limitations and restrictions of the 1940 Act, the Fund may use derivative transactions, primarily equity options, for hedging purposes. Derivatives Instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, illiquidity, market and operational/legal risk.
Use of options for hedging purposes by the Fund could present significant risks, including the risk of losses in excess of the amounts invested. There are various risks associated with transactions in options. The value of options written by the Fund will be affected by many factors, including changes in the value of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If no liquid offset market exists, the Fund might not be able to effect an offsetting transaction in a particular option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, the Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the index decline. If the Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited. Stock or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the obligor on such an option may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an option may be less than in the case of an exchange-traded option.
The Fund may engage in forward contracts, including non-deliverable forwards. Non-deliverable forwards are forward contracts on foreign currencies that are cash settled and that do not involve delivery of the currency specified in the contract. The Fund typically will use non-deliverable forwards for hedging purposes, but may also use such instruments to increase income or investment gains. The use of forwards for hedging or to increase income or investment gains may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Forwards are subject to the risks associated with derivatives. The Fund must comply with SEC rules related to the use of derivatives, reverse repurchase agreements and certain other transactions when engaging in such transactions.

Unspecified Investments Dependence On Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unspecified Investments, Dependence on the Adviser.   The Adviser has discretion to select the Investment Funds and direct investments as opportunities may arise. Therefore, the Fund and its Shareholders rely on the Adviser’s judgment and ability to identify and source investments for the Fund consistent with the Fund’s investment objective. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund. Shareholders will have certain voting rights, but no direct right or power to participate in the management or control of the Fund or the terms of its investments. There can be no assurance the Adviser will be able to select or implement successful strategies or achieve the Fund’s investment objective.

Indemnification Of Investment Funds Investment Managers And Others Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Indemnification of Investment Funds, Investment Managers and Others.   The Fund may agree to indemnify certain of the Investment Funds and their respective Investment Managers, officers, directors and affiliates from any liability, damage, cost or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Termination Of The Funds Interest In An Investment Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Termination of the Fund’s Interest in an Investment Fund.   An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment
Fund or its assets. The Fund’s over-commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.

Other Registered Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Registered Investment Companies.   The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under Section 12(d)(1) of the 1940 Act, unless an exemption is available, the Fund may not acquire the securities of other registered investment companies if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. The SEC has adopted Rule 12d1-4 under the 1940 Act which, subject to certain conditions, provides an exemption to permit acquiring funds to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1). Rule 12d1-4 also modifies certain existing exemptive rules and would rescind exemptive orders previously granted by the SEC. As a result, certain registered funds and private funds may be more limited in their ability to invest in the Fund under Rule 12d1-4 than they otherwise would be. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund. See “Types of Investments and Related Risks — ETF Risk” above.

High Yield Securities And Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities and Distressed Securities.   Investment Funds may invest in fixed income securities rated investment grade or non-investment grade (commonly referred to as high yield securities, which are also known as “junk bonds”) and may invest in unrated fixed income securities. Non-investment grade securities are fixed income securities rated below Baa by Moody’s Ratings (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by an Investment Manager to be equivalent quality. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. An Investment Fund’s investments in non-investment grade securities expose it to a substantial degree of credit risk. Non-investment grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. Non-investment grade securities are subject to greater risk of loss (which may be substantial or total loss) of income and principal than higher rated securities and may be considered speculative. Non-investment grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In the event of a default, an Investment Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.
Certain of the companies in whose securities the Investment Funds may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative by certain rating agencies, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. An Investment Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which an Investment Fund may invest may be less than investment grade (commonly referred to as junk bonds), which may result in the Investment Fund experiencing greater risks than it would if investing in higher rated instruments.

Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreements.   Reverse repurchase agreements involve a sale of a security by an Investment Fund to a bank or securities dealer and the Investment Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the counterparty to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Fund.

Reverse repurchase transactions are a form of leverage that may also increase the volatility of an Investment Fund’s investment portfolio.

Other Instruments And Future Developments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Instruments and Future Developments.   An Investment Fund may take advantage of opportunities in the area of swaps, options on various underlying instruments, and certain other customized “synthetic” or derivative instruments, which will be subject to varying degrees of risk. These transactions involve a risk that the counterparty to a swap, option on various underlying instruments, and certain other customized “synthetic” or derivative instruments will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Fund. In addition, an Investment Fund may take advantage of opportunities with respect to certain other “synthetic” or derivative instruments which are not presently contemplated, or which are not presently available, but which may be developed and which may be subject to significant degrees of risk.

Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dilution.   The Fund intends to conduct a continuous offering of its Shares, which may be purchased as of the first business day of each month based upon the Fund’s net asset value as of the most recent Valuation Date. Additional purchases may dilute the indirect interests of existing Shareholders in the Fund’s investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent investments underperform the prior investments.

Incentive Allocation Arrangements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Incentive Allocation Arrangements.   An Investment Manager of an Investment Fund may receive a performance fee, carried interest or incentive allocation that the Adviser has observed to be generally equal to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. The performance fee, carried interest or incentive allocation is paid indirectly out of the Fund’s assets and therefore by investors in the Fund. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest or incentive allocation.

Control Positions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Control Positions.   Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to an Investment Fund, the Investment Fund likely would suffer losses on its investments.

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inadequate Return.   No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inside Information.   From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Possible Exclusion Of Shareholder Based On Certain Detrimental Effects Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Possible Exclusion of a Shareholder Based on Certain Detrimental Effects.   The Fund may repurchase Shares held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:
•
the Shares have been transferred without the consent of the Fund or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Shareholder;

•
ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•
continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•
any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

•
the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the Bank Holding Company Act, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares; or

•
the Fund or the Board of Trustees determine that the repurchase of the Shares would be in the best interest of the Fund.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

Limitations On Transfer Shares Not Listed No Market For Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limitations on Transfer; Shares Not Listed; No Market for Shares.   The transferability of Shares is subject to certain restrictions contained in the Fund’s Agreement and Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national or other securities exchange or other market. No market currently exists for Shares, and the Fund does not contemplate that one will develop. The Shares are, therefore, not readily marketable. Although the Adviser expects to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurance can be given that the Fund will do so. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Recourse To The Funds Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recourse to the Fund’s Assets.   The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Regulated Investment Company Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RIC Status.   The Fund has elected and intends to qualify each taxable year to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things: diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s total assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships”. In addition, the Adviser typically endeavors to limit the Fund’s investments in any one Investment Fund to no more than 10% of the Fund’s assets (measured at the time of investment). The Fund intends to distribute at least annually all or substantially all of its investment company taxable income and net capital gains as dividends to Shareholders; however, this policy may be changed at any time by the Fund.

Special Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Tax Risks.   Special tax risks are associated with an investment in the Fund. The Fund has elected and intends to meet the requirements necessary each taxable year to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain quarterly asset diversification, annual source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.
If before the end of any quarter of its taxable year, the Fund believes that it may fail the asset diversification requirement, the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure (i.e., the disposition of non-diversified assets) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s frequency of calculation of its net asset value and its ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.
If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at the regular corporate rate without any deduction for distributions to Shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations Distributions To Shareholders And Payment Of Tax Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Additional Tax Considerations; Distributions to Shareholders and Payment of Tax Liability.   The Fund will distribute substantially all of its net ordinary income and net capital gains to Shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends to Shareholders. The Fund will inform Shareholders of the amount and character of its distributions to Shareholders. See “Tax Matters” below for more information. If the Fund distributes in respect of any calendar year an amount less the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (generally determined on the basis of a one-year period ended on October 31 of such calendar year and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years and on which the Fund did not incur any U.S. federal income tax, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to such undistributed amounts. The Fund may make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. In addition, under certain circumstances, the Fund may determine that it is in its best interest to retain a portion of its income or capital gain rather than distribute such amount as a dividend for U.S. federal income tax purposes and, accordingly, could cause the Fund to bear the 4% excise tax burden associated therewith.
In addition, as a result of the tax rules applicable to the investments in passive foreign investment companies or controlled foreign corporations, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income with respect to such taxable year.
Furthermore, the Fund may invest in Investment Funds located outside the U.S. Such Investment Funds may be subject to withholding tax on the investments in such jurisdictions. Any such withholding tax would reduce the return on the Fund’s investment in such Investment Funds and thus on the Shareholders’ investment in the Fund. See “Tax Matters”.

Current Interest Rate Environment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Current Interest Rate Environment Risk.   A variety of factors can cause interest rates to change, including central bank monetary policies, inflation rates and general economic conditions. Risks associated with changes in interest rates are heightened under certain market conditions, such as during times when the Federal Reserve raises interest rates or when such rates remain elevated following a period of historically low levels. Additionally, the U.S. and other governments have increased, and are likely to continue increasing, their debt issuances, which may also heighten these risks.
To the extent the Fund or an Investment Fund borrows money to finance its investments, the Fund’s or an Investment Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. In periods of falling interest rates, the Fund’s investments may experience lower yields. Adverse developments resulting from changes in interest rates (or the expectation of such changes) could have a material adverse effect on the Fund’s or an Investment Fund’s financial condition and results of operations.
In addition, a decline in the prices of the debt the Fund or an Investment Fund owns could adversely affect the Fund’s net asset value. Changes in market interest rates could also affect the ability of operating companies in which the Fund or an Investment Fund invests to service debt, which could materially impact the Fund or an Investment Fund in which the Fund may invest, thus impacting the Fund. Short-term and long-term interest rates also do not necessarily move in the same amount or in the same direction. The impact of interest rate changes on a fixed-income or other debt instrument depends on several factors, notably the instrument’s duration. The value of a debt instrument with a longer duration will generally be more sensitive to interest rate changes than a similar instrument with a shorter duration.

Regulatory Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Change.   Legal and regulatory changes could occur during the term of the Fund, which may materially adversely affect the Fund. The regulation of the U.S. and non-U.S. securities, derivatives and futures markets and investment funds such as the Fund has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, as amended (the “Dodd-Frank Act”), contained changes to the existing regulatory structure in the United States and was intended to establish rigorous oversight standards to protect the U.S. economy and American consumers, investors and businesses. The Dodd-Frank Act requires additional regulation of private equity fund managers, including requirements for such managers to register as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and to disclose various information to regulators about the positions, counterparties and other exposures of the private equity funds managed by such managers.
The Adviser has filed a notice of eligibility with the National Futures Association for exclusion from the definition of the term “commodity pool operator” with respect to the Fund under the Commodity Exchange Act of 1936, as amended (the “CEA”), and therefore is not subject to regulation or registration as a commodity pool operator (“CPO”) under the CEA. In the event that the Adviser is required to register as a CPO, the disclosure and operations of the Fund would need to comply with all applicable Commodity Futures Trading Commission regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.

Credit Facility (Barclays) [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]			$ 0		$ 0	$ 93,225,600	$ 77,576,100	$ 47,990,882	$ 11,971,740	$ 0	$ 0
Senior Securities Coverage per Unit	[2]			$ 0		$ 0	$ 17,418	$ 13,079	$ 12,376	$ 28,504
Preferred Stock Liquidating Preference	[3]			$ 0		$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[4]	3.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[5]	2.00%
Management Fees [Percent]	[4]	1.65%
Interest Expenses on Borrowings [Percent]	[4]	0.00%
Distribution/Servicing Fees [Percent]	[4]	0.55%
Acquired Fund Fees and Expenses [Percent]	[4],[6]	1.12%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[4],[7]	0.59%
Other Annual Expense 2 [Percent]	[4]	0.08%
Other Annual Expenses [Percent]	[4]	0.67%
Total Annual Expenses [Percent]	[4]	3.99%
Expense Example, Year 01		$ 68.7
Expense Example, Years 1 to 3		147.29
Expense Example, Years 1 to 5		227.46
Expense Example, Years 1 to 10		$ 435.1
Financial Highlights [Abstract]
Senior Securities Amount				$ 0		$ 0	$ 93,226,000	$ 77,576,000	$ 47,991,000
Senior Securities Coverage per Unit	[8]			$ 0		$ 0	$ 17,418	$ 13,079	$ 12,376
General Description of Registrant [Abstract]
Annual Dividend Payment				(0.43)		(0.77)	(0.61)	(0.55)	(1.94)	(0.76)	(1.31)	(1.25)	$ (0.95)	$ (1.05)
NAV Per Share				$ 15.06	[9]	$ 15.11	$ 15.04	$ 14.03	$ 14.79	13.34	9.14	10.2	$ 10.44	$ 10.09		$ 10.2
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class A
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			44,484,219
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[4]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[5]	2.00%
Management Fees [Percent]	[4]	1.65%
Interest Expenses on Borrowings [Percent]	[4]	0.00%
Distribution/Servicing Fees [Percent]	[4]	0.00%
Acquired Fund Fees and Expenses [Percent]	[4],[6]	1.12%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[4],[7]	0.59%
Other Annual Expense 2 [Percent]	[4]	0.08%
Other Annual Expenses [Percent]	[4]	0.67%
Total Annual Expenses [Percent]	[4]	3.44%
Expense Example, Year 01		$ 34.4
Expense Example, Years 1 to 3		104.82
Expense Example, Years 1 to 5		177.45
Expense Example, Years 1 to 10		$ 369.18
Financial Highlights [Abstract]
Senior Securities Amount				$ 0		$ 0	$ 93,226,000	$ 77,576,000	$ 47,991,000
Senior Securities Coverage per Unit	[8]			$ 0		$ 0	$ 17,418	$ 13,079	$ 12,376
General Description of Registrant [Abstract]
Annual Dividend Payment				(0.43)		(0.77)	(0.61)	(0.55)	(1.94)	(0.76)	(1.31)	(1.25)
NAV Per Share				$ 16.19	[9]	$ 16.13	$ 15.91	$ 14.72	$ 15.41	$ 13.76	$ 9.36	$ 10.36			$ 10.54
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			67,482,765

[1]	Total amount of each class of senior securities outstanding at principal value at the end of the year presented.
[2]	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness.
[3]	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
[4]	Generally, the minimum initial investment by an investor in the Fund is $25,000, which minimum may be reduced for certain investors. Investors purchasing Class A Shares may be charged a sales load of up to 3.0% of the Investor’s subscription. The table assumes the maximum sales load is charged. Investments will be subject to a sales load in the amounts set forth below: Investment Amount Sales Load Less than $99,999 3.0% $100,000 – $249,999 2.0% $250,000 – $999,999 1.5% $1,000,000 – $4,999,999 1.0% $5,000,000 and above 0.0% The Distributor and/or a Selling Agent may, in its discretion, waive the sales load for certain investors. See “Purchase Terms” and “Plan of Distribution”. Certain financial intermediaries may apply different sales load waivers, discounts and/or breakpoints. See “Appendix — Financial Intermediary-Specific Sales Load Waivers and Discounts”.
[5]	A 2% Early Repurchase Fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the one-year anniversary of the Shareholder’s purchase of Shares. Shares tendered for repurchase and subject to the Early Repurchase Fee will be treated as having been repurchased on a “first-in, first-out” basis. Any Early Repurchase Fee charged to Shareholders will be retained by the Fund and will benefit the Fund’s remaining Shareholders.
[6]	Includes fees and expenses of Investment Funds in which the Fund invests. Some or all of the Investment Funds in which the Fund will invest charge carried interests, incentive fees or allocations based on the Investment Funds’ performance. The Investment Funds in which the Fund will invest generally charge a management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on the actual fees and expenses of the Investment Funds in which the Fund was invested for the period ended December 31, 2025, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses”. The amounts shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Investment Funds and transaction-related fees. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
[7]	Includes amounts paid under an Administration Agreement between the Fund and Pomona under which the Fund pays the Administrator the quarterly Administration Fee of 0.0625% (0.25% on an annualized basis) of the Fund’s quarter-end net asset value. Includes amounts paid under a Sub-Administration Agreement between the Fund and Colmore, Inc. under which the Fund pays the Sub-Administrator a quarterly fee calculated based upon the ending net assets of the Fund, subject to a minimum annual fee, and will reimburse certain of the Sub-Administrator’s out-of-pocket expenses incurred at the Sub-Administrator’s cost. Includes amounts of certain of the Administrator’s and Sub-Administrator’s expenses which are expected to be reimbursed by the Fund under the Administration Agreement and Sub-Administration Agreement. In addition, the payment of expenses of issuance and distribution and ongoing offering costs will immediately reduce the net asset value of each Share purchased in this offering. The Fund’s “Other Expenses” have been estimated based on the amounts incurred in the prior fiscal year to reflect amounts expected to be incurred during the current fiscal year.
[8]	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[9]	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at year end for financial reporting purposes and may differ from returns based on net asset values calculated for shareholder transactions during the year.